As filed with the Securities and Exchange Commission
                              on February 26, 2007



                         Securities Act File No. 33-4959
                    Investment Company Act File No. 811-1355

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

                           Pre-Effective Amendment No.                      [ ]


                         Post-Effective Amendment No. 47                    [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


                                Amendment No. 49                            [X]


                        (Check appropriate box or boxes)


                                 THE ALGER FUNDS
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)


 111 FIFTH AVENUE, NEW YORK, NEW YORK                                  10003
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                             (Zip Code)


Registrant's Telephone Number, including Area Code: 212-806-8800



                                   HAL LIEBES
                           FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE,
                               NEW YORK, NY 10003
                               ------------------
                     (Name and Address of Agent for Service)



                                    copy to:
                             Robert I. Jones, Esq.
                        Hollyer Brady Barrett & Hines LLP
                                551 Fifth Avenue
                         New York, New York 10176-2701


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b), or


[X]    on March 1, 2007 pursuant to paragraph (b), or


[ ]    60 days after filing pursuant to paragraph (a)(1), or

[ ]    on [date              ] pursuant to paragraph (a)(1), or


[ ]    75 days after filing pursuant to paragraph (a)(2), or


[ ]    on [date] pursuant to paragraph (a)(2) of Rule 485



           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                 THE ALGER FUNDS

--------------------------------------------------------------------------------

      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES

                                      PROSPECTUS


                                   MARCH 1, 2007


      ALGER LARGECAP GROWTH FUND
      ALGER MIDCAP GROWTH FUND
      ALGER SMALLCAP GROWTH FUND
      ALGER CAPITAL APPRECIATION FUND
      ALGER SMALLCAP AND MIDCAP GROWTH FUND
      ALGER HEALTH SCIENCES FUND
      ALGER CORE FIXED-INCOME FUND
      ALGER BALANCED FUND
      ALGER MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in The Alger Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                    [ALGER LOGO]

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TABLE OF CONTENTS
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   3 RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
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         3   INVESTMENTS
                Alger LargeCap Growth Fund                                    4
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                Alger MidCap Growth Fund                                      4
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                Alger SmallCap Growth Fund                                    4
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                Alger Capital Appreciation Fund                               4
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                Alger SmallCap and MidCap Growth Fund                         5
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                Alger Health Sciences Fund                                    5
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                Alger Core Fixed-Income Fund                                  6
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                Alger Balanced Fund                                           6
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                Alger Money Market Fund                                       6
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         7   RISKS
                Alger LargeCap Growth Fund                                    7
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                Alger MidCap Growth Fund                                      8
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                Alger SmallCap Growth Fund                                    8
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                Alger Capital Appreciation Fund                               8
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                Alger SmallCap and MidCap Growth Fund                         9
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                Alger Health Sciences Fund                                    9
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                Alger Core Fixed-Income Fund                                 10
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                Alger Balanced Fund                                          10
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                Alger Money Market Fund                                      10
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        11   PERFORMANCE
                Alger LargeCap Growth Fund                                   13
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                Alger MidCap Growth Fund                                     13
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                Alger SmallCap Growth Fund                                   14
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                Alger Capital Appreciation Fund                              14
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                Alger SmallCap and MidCap Growth Fund                        15
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                Alger Health Sciences Fund                                   15
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                Alger Balanced Fund                                          16
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                Alger Money Market Fund                                      16
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  17 FEES AND EXPENSES
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  20 HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
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  24 ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
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  26 MANAGEMENT AND ORGANIZATION
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  30 SHAREHOLDER INFORMATION
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                Distributor                                                  30
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                Transfer Agent                                               30
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                Net Asset Value                                              30
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                Purchasing and Redeeming Fund Shares                         31
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                Dividends and Distributions                                  31
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                Classes of Fund Shares                                       32
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  38 INVESTMENT INSTRUCTIONS
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                To Open an Account                                           38
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                To Make Additional Investments in an Existing Account        39
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                To Exchange Shares of the Funds                              39
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                To Redeem Shares of the Funds                                40
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  41 MARKET TIMING POLICIES AND PROCEDURES
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  42 DISCLOSURE OF PORTFOLIO HOLDINGS
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  43 OTHER INFORMATION
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  45 FINANCIAL HIGHLIGHTS
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  BACK COVER:   For Fund Information
--------------------------------------------------------------------------------


Fred Alger & Company, Incorporated Privacy Policy (not part of this prospectus)

--------------------------------------------------------------------------------------------------------
               INVESTMENT
FUND           OBJECTIVE       PRINCIPAL STRATEGIES                         PRINCIPAL RISKS
--------------------------------------------------------------------------------------------------------
Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
LargeCap       capital             in equity securities of large-cap U.S.
Growth Fund    appreciation        companies                                o   Growth stock risk

                               o   Invests primarily in growth stocks       o   Manager risk
                                   of companies characterized by high
                                   unit volume growth or positive
                                   life cycle change

Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
MidCap         capital             in equity securities of mid-cap U.S.
Growth Fund    appreciation*       companies                                o   Growth stock risk

                               o   Invests primarily in growth stocks       o   Manager risk
                                   of companies characterized by high
                                   unit volume growth or positive           o   Unseasoned issuer risk
                                   life cycle change
                                                                            o   Liquidity risk

Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
SmallCap       capital             in equity securities of small-cap U.S.
Growth Fund    appreciation*       companies                                o   Growth stock risk

                               o   Invests primarily in growth stocks       o   Manager risk
                                   of companies characterized by high
                                   unit volume growth or positive           o   Unseasoned issuer risk
                                   life cycle change
                                                                            o   Liquidity risk

Alger          Long-term       o   Invests at least 85% of its net assets   o   Market risk
Capital        capital             plus any borrowings for investment
Appreciation   appreciation*       purposes in equity securities of U.S.    o   Growth stock risk
Fund                               companies of any market
                                   capitalization                           o   Manager risk
                                   demonstrating growth potential
                                                                            o   Unseasoned issuer risk
                               o   Invests primarily in growth stocks
                                   of companies characterized by high       o   Liquidity risk
                                   unit volume growth or positive
                                   life cycle change                        o   Leverage risk

Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
SmallCap       capital             plus any borrowings for investment
and MidCap     appreciation*       purposes in equity securities of         o   Growth stock risk
Growth Fund                        small-cap and mid-cap U.S.
                                   companies                                o   Manager risk

                               o   Invests primarily in growth stocks       o   Unseasoned issuer risk
                                   of companies characterized by high
                                   unit volume growth or positive           o   Liquidity risk
                                   life cycle change
                                                                            o   Leverage risk

* The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

--------------------------------------------------------------------------------------------------------
               INVESTMENT
FUND           OBJECTIVE       PRINCIPAL STRATEGIES                         PRINCIPAL RISKS
--------------------------------------------------------------------------------------------------------
Alger          Long-term       o   Invests at least 80% of its net assets   o   Market risk
Health         capital             plus any borrowings for investment
Sciences       appreciation*       purposes in equity securities of U.S.    o   Growth stock risk
Fund                               companies of any market
                                   capitalization                           o   Manager risk
                                   in the health sciences sector
                                                                            o   Unseasoned issuer risk
                               o   Invests primarily in growth stocks
                                   of companies characterized by high       o   Liquidity risk
                                   unit volume growth or positive
                                   life cycle change                        o   Leverage risk

                                                                            o   Concentration and
                                                                                sector risk

Alger Core     As high a       o   Invests at least 80% of its net assets   o   Interest rate risk
Fixed-Income   level of            in bonds and other fixed-income
Fund           current             securities                               o   Volatility risk
               income as is
               consistent      o   Seeks to maintain a weighted-average     o   Credit risk
               with the pre-       portfolio maturity of 10 years or less
               servation of                                                 o   Prepayment risk
               capital*        o   May invest in derivative instruments
                                                                            o   Derivative security risk
                               o   Most investments will be in the four
                                   highest rating categories                o   Liquidity risk

                               o   May invest up to 10% of its net assets
                                   in lower-rated securities rated "B"

Alger          Current         o   Invests in stocks of companies           o   Market risk
Balanced       income and          demonstrating growth potential and
Fund           long-term           fixed-income securities, with an         o   Growth stock risk
               capital             emphasis on income-producing
               appreciation*       securities with potential for capital    o   Manager risk
                                   appreciation
                                                                            o   Interest rate risk
                               o   Invests at least 25% of its net assets
                                   in bonds and other fixed-income          o   Volatility risk
                                   securities
                                                                            o   Credit risk
                               o   Invests at least 25% of its net assets
                                   in equity securities                     o   Prepayment risk

                               o   Most investments will be in the four     o   Derivative security risk
                                   highest rating categories
                                                                            o   Liquidity risk
                               o   May invest up to 10% of its net assets
                                   in lower-rated securities rated "B"

Alger          High current    o   Invests in money market securities       o   Not insured or
Money          income              within the two highest rating                guaranteed
Market         consistent          categories
Fund           with preserv-                                                o   Inflation risk
               ing principal   o   Investments include U.S. Government
               and liquidity*      securities, commercial paper,            o   Risk of lower yield due
                                   certificates of deposit, time deposits,      to investment in U.S.
                                   bankers' acceptances and corporate           Government securities
                                   bonds having less than 397 days
                                   remaining until maturity

* The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

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RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE
--------------------------------------------------------------------------------


INVESTMENTS: THE ALGER FUNDS
--------------------------------------------------------------------------------

The investment objective and primary approach of each Fund is discussed individually below. Each Fund other than Alger Balanced Fund and Alger Money Market Fund has adopted a policy to invest at least 80% (85% with respect to Alger Capital Appreciation Fund) of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds (other than Alger Money Market Fund, Alger Core Fixed-Income Fund and the fixed-income portion of Alger Balanced Fund) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc., ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:


o     HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.


o     POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

A company's market capitalization will generally dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

All of the Funds (other than Alger Money Market Fund) may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. Other than Alger Large Cap Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

ALGER LARGECAP GROWTH FUND ("LARGECAP GROWTH FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2006, the market capitalization of the companies in this index ranged from $1.2 billion to $463.6 billion.

ALGER MIDCAP GROWTH FUND ("MIDCAP GROWTH FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2006, the market capitalization of the companies in these indexes ranged from $500 million to $10.6 billion.

ALGER SMALLCAP GROWTH FUND ("SMALLCAP GROWTH FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2006, the market capitalization of the companies in these indexes ranged from $70 million to $3.7 billion.

ALGER CAPITAL APPRECIATION FUND ("CAPITAL APPRECIATION FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


PRINCIPAL STRATEGY: Under normal market circumstances, the Fund invests at least 85% of its net assets plus any borrowings for investment purposes in the equity securities of companies of any market-capitalization that the Manager believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER SMALLCAP AND MIDCAP GROWTH FUND ("SMALLCAP AND MIDCAP GROWTH FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2006, the market capitalization of the companies in these indexes ranged from $68 million to $21.4 billion.


The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER HEALTH SCIENCES FUND ("HEALTH SCIENCES FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

o hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

o companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

o producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER CORE FIXED-INCOME FUND ("CORE FIXED-INCOME FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities. These instruments will include corporate bonds, debentures and notes, U.S. Government securities, securities of foreign governments and supranational organizations, mortgage-backed securities and asset-backed securities. The Fund may also invest in derivative instruments relative to such fixed-income securities. Such instruments may include options, futures, options on futures, and swaps, with respect to individual securities or indexes. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). The Fund seeks to maintain a weighted-average portfolio maturity of 10 years or less.

ALGER BALANCED FUND ("BALANCED FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Fund invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the NRSROs (or, if unrated, will have been determined to be of comparable quality by the Manager). The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

ALGER MONEY MARKET FUND ("MONEY MARKET FUND")
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: THE FUND SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.


PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

RISKS
--------------------------------------------------------------------------------


RISKS APPLICABLE TO ALL EQUITY FUNDS AND THE EQUITY PORTION OF BALANCED FUND

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund's investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.


Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each Fund's investment styles and objectives, an investment in such Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Trading in growth stocks may be relatively short-term, meaning a Fund may buy a security and sell it a short time later if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby adversely affect Fund performance. In addition, a high level of short-term trading may increase a Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

If the Manager incorrectly predicts the price movement of a security or market, an option held by a Fund may expire unexercised and the Fund will lose the premium it paid for the option, or the Fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.


RISKS APPLICABLE TO LARGECAP GROWTH FUND:
--------------------------------------------------------------------------------

The Fund's primary risks are those summarized above in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund."


This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.

ADDITIONAL RISKS APPLICABLE TO MIDCAP GROWTH FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:


o the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited product lines or financial resources.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.


ADDITIONAL RISKS APPLICABLE TO SMALLCAP GROWTH FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited product lines or financial resources.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.


ADDITIONAL RISKS APPLICABLE TO CAPITAL APPRECIATION FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," thefollowing risks apply:


o investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.

ADDITIONAL RISKS APPLICABLE TO SMALLCAP AND
MIDCAP GROWTH FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," the following risks apply:


o the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.


o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios.


ADDITIONAL RISKS APPLICABLE TO HEALTH SCIENCES FUND:
--------------------------------------------------------------------------------

In addition to the risks described in "Risks Applicable to All Equity Funds and the Equity Portion of Balanced Fund," thefollowing risks apply:

o investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

o since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.


This Fund may appeal to investors who seek long-term capital appreciation while understanding that there are risks to principal associated with investing in growth equity portfolios concentrating in a single sector.

RISKS APPLICABLE TO CORE FIXED-INCOME FUND:
--------------------------------------------------------------------------------


Risks of investing in the Fund are:

o fixed-income securities' sensitivity to interest-rate movements; their market values tend to fall when interest rates rise.

o lower-rated securities' greater risk of default, generally less liquidity, and susceptibility to greater price volatility.

o the potential for a decline in the value of the Fund's portfolio securities in the event of an issuer's falling credit rating or actual default.

o mortgage-backed and asset-backed securities' sensitivity to interest rate movement; their duration and volatility move with interest rates.

o the risk that a fixed-income security will be prepaid prior to maturity in a period of falling interest rates and the Fund will be forced to reinvest the proceeds in a lower-yielding security.

o the risk that a derivative instrument may not perform similarly to its underlying security, resulting in gains or losses differing from those of the underlying security.

o the possibility that the market in a security in which the Fund invests may lack full liquidity, rendering it difficult or impossible to liquidate a position in the security at a time and price acceptable to the Fund.

o the possibility that the actions of governments or agencies or other regulatory bodies in adopting or changing laws or regulations may adversely affect the issuer or market value of a security held by the Fund.

o the risk that interest rate movements may have a more significant impact on the market value of fixed-income securities with longer maturities, resulting in a more marked decline in the value of such securities when interest rates rise.

This Fund may appeal to investors who seek higher current income than that available from investments in money-market securities but who also seek preservation of capital while realizing that the Fund's investment approach carries the risks summarized above.


RISKS APPLICABLE TO BALANCED FUND:
--------------------------------------------------------------------------------

The primary risks arising from the fixed-income portion of the Fund are those summarized above under "Risks Applicable to Core Fixed-Income Fund."


The primary risks for the equity portion of the Fund are those summarized above in "Risks Applicable to All Equity Funds."

This Fund may appeal to investors who seek some long-term capital growth while also maintaining exposure to more conservative, income-producing fixed-income investments.


RISKS APPLICABLE TO MONEY MARKET FUND:
--------------------------------------------------------------------------------


o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

      Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

o     an investment in the Fund may not keep pace with inflation.

o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

This Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.


PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds (other than Core Fixed-Income Fund, which had not completed a full year of operations at December 31, 2006) by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds except Money Market Fund are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. If the bar charts reflected applicable sales charges, returns would be less than those shown. In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. Prior to April 1, 2004, Class C shares were generally subject to an initial sales charge of 1% on purchases up to $1.0 million. The tables for all Funds other than Money Market Fund also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class B Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.


Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

o Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


o Lehman Brothers Intermediate U.S. Government/Credit Bond Index: An index designed to track performance of bonds issued by U.S. Treasury, government agency and corporate issuers with a maturity of 1-10 years.

--------------------------------------------------------------------------------
LARGECAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

  1997    1998   1999    2000    2001    2002    2003    2004    2005    2006
 ----------------------------------------------------------------------------
 23.10   44.07  32.61  -15.74  -12.85  -33.37   33.74    4.79   10.68    4.23

BEST QUARTER:
------------------
Q4 1998     24.98%

WORST QUARTER:
------------------
Q3 2002    -20.50%


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            -0.60%    1.14%      6.63%        6.63%
Russell 1000 Growth Index               9.09%    2.69%      5.45%        5.44%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)
Return Before Taxes*                   -0.77%    1.12%      6.55%       11.08%
Return After Taxes on Distributions*   -0.77%    1.12%      5.07%        9.40%
Return After Taxes on Distributions
   and Sale of Fund Shares*            -0.50%    0.96%      5.01%        9.08%
Russell 1000 Growth Index               9.09%    2.69%      5.45%       10.18%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*             3.14%    1.48%        --         4.09%
Russell 1000 Growth Index               9.09%    2.69%        --         2.88%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
MIDCAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

    1997   1998   1999    2000    2001    2002   2003    2004   2005   2006
   ------------------------------------------------------------------------
   15.13  31.09  34.34   11.97   -7.58  -31.01  44.55   11.92   8.48   8.89

BEST QUARTER:
------------------
Q4 1998     27.31%

WORST QUARTER:
------------------
Q3 2002    -19.04%


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*             3.96%    5.37%     10.96%       10.96%
Russell Midcap Growth Index            10.65%    8.22%      8.62%        8.61%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/24/93)
Return Before Taxes*                    4.05%    5.36%      8.51%       14.24%
Return After Taxes on Distributions*    1.03%    4.07%      8.09%       11.58%
Return After Taxes on Distributions
   and Sale of Fund Shares*             3.89%    4.03%      7.91%       11.18%
Russell Midcap Growth Index            10.65%    8.22%      8.62%       10.53%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*             7.77%    5.70%        --         9.36%
Russell Midcap Growth Index            10.65%    8.22%        --         6.97%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

 1997   1998    1999    2000    2001      2002    2003    2004    2005    2006
 -----------------------------------------------------------------------------
 9.17   9.91   32.14  -29.50   -31.74   -27.96   41.79   15.00   15.33   18.06


BEST QUARTER:
------------------
Q4 1999     26.31%


WORST QUARTER:
------------------
Q1 2001    -27.52%


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            12.76%    9.43%      2.19%        2.19%
Russell 2000 Growth Index              13.35%    6.93%      4.88%        4.88%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)
Return Before Taxes*                   13.06%    9.57%      2.17%       10.06%
Return After Taxes on Distributions*   13.06%    9.57%      0.62%        8.00%
Return After Taxes on Distributions
   and Sale of Fund Shares*             8.49%    8.34%      1.21%        7.97%
Russell 2000 Growth Index              13.35%    6.93%      4.88%        7.58%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*            17.06%    9.85%        --         0.85%
Russell 2000 Growth Index              13.35%    6.93%        --         4.07%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

    1997    1998    1999    2000    2001    2002   2003   2004    2005   2006
   --------------------------------------------------------------------------
   20.20   37.38   72.89  -28.26  -18.65  -35.83  34.29   6.82   14.02  17.89


BEST QUARTER:
------------------
Q4 1999     40.33%


WORST QUARTER:
------------------
Q4 2000    -23.69%


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            12.52%    4.03%      7.73%        7.73%
Russell 3000 Growth Index               9.46%    3.01%      5.34%        5.33%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/1/93)
Return Before Taxes*                   12.89%    4.01%      7.66%       12.64%
Return After Taxes on Distributions*   12.89%    4.01%      6.61%       11.50%
Return After Taxes on Distributions
   and Sale of Fund Shares*             8.38%    3.45%      6.21%       10.80%
Russell 3000 Growth Index               9.46%    3.01%      5.34%        8.38%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*            16.90%    4.38%        --         5.18%
Russell 3000 Growth Index               9.46%    3.01%        --         2.93%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
SMALLCAP AND MIDCAP GROWTH FUND
--------------------------------------------------------------------------------


          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          2003      2004      2005     2006
                         ----------------------------------
                         36.06     14.65     18.28    17.04


BEST QUARTER:
------------------
Q2 2003     17.84%


WORST QUARTER:
------------------
Q3 2004     -6.44%


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR     (5/8/02)
--------------------------------------------------------------------------------
CLASS A*                                                     11.67%     10.29%
Russell 2500 Growth Index                                    12.27%      9.88%
--------------------------------------------------------------------------------
CLASS B
Return Before Taxes*                                         12.05%     10.50%
Return After Taxes on Distributions*                         11.19%      9.76%
Return After Taxes on Distributions
   and Sale of Fund Shares*                                   8.97%      8.95%
Russell 2500 Growth Index                                    12.27%      9.88%
--------------------------------------------------------------------------------
CLASS C*                                                     16.04%     10.82%
Russell 2500 Growth Index                                    12.27%      9.88%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES


--------------------------------------------------------------------------------
HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          2003     2004     2005    2006
                         -------------------------------
                         40.31    17.28    17.39    8.40

BEST QUARTER:
------------------
Q2 2003     16.67%


WORST QUARTER:
------------------
Q2 2006     -6.05%

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                            1 YEAR     (5/1/02)
--------------------------------------------------------------------------------
CLASS A*                                                      3.53%     14.40%
S&P 500 Index                                                15.80%      8.01%
--------------------------------------------------------------------------------
CLASS B
Return Before Taxes*                                          3.40%     14.63%
Return After Taxes on Distributions*                          2.42%     13.75%
Return After Taxes on Distributions
   and Sale of Fund Shares*                                   3.12%     12.40%
S&P 500 Index                                                15.80%      8.01%
--------------------------------------------------------------------------------
CLASS C*                                                      7.40%     14.89%
S&P 500 Index                                                15.80%      8.01%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURN FOR CLASS B SHARES as of December 31 (%)
--------------------------------------------------------------------------------


                                   [BAR CHART]

   1997    1998    1999    2000    2001     2002    2003    2004    2005  2006
  ----------------------------------------------------------------------------
  18.97   32.49   25.58   -5.03   -3.40   -17.59   21.47    3.78    7.25  3.61

BEST QUARTER:
------------------
Q4 1998     17.54%

WORST QUARTER:
------------------
Q3 2002     -9.05%


--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)*            -1.11%    2.57%      7.91%       7.91%
Russell 1000 Growth Index               9.09%    2.69%      5.45%       5.44%
Lehman Gov't/Credit Bond Index          3.78%    5.17%      6.26%       6.26%
-------------------------------------------------------------------------------
CLASS B (INCEPTION 6/1/92)
Return Before Taxes*                   -1.39%    2.56%      8.03%       8.40%
Return After Taxes on Distributions*   -1.59%    2.39%      6.65%       7.21%
Return After Taxes on Distributions
   and Sale of Fund Shares*            -0.90%    2.08%      6.15%       6.70%
Russell 1000 Growth Index               9.09%    2.69%      5.45%       8.53%
Lehman Gov't/Credit Bond Index          3.78%    5.17%      6.26%       6.68%
-------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)*             2.58%    2.91%        --        6.04%
Russell 1000 Growth Index               9.09%    2.69%        --        2.88%
Lehman Gov't/Credit Bond Index          3.78%    5.17%        --        6.01%
--------------------------------------------------------------------------------

*     AFTER DEDUCTION OF APPLICABLE SALES CHARGES

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------


                    ANNUAL TOTAL RETURN as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
  ----------------------------------------------------------------------------
  4.92    4.78    4.42    5.57    3.13    0.85    0.26    0.55    2.21    4.05


BEST QUARTER:
-----------------
Q4 2000     1.47%

WORST QUARTER:
-----------------
Q1 2004     0.04%

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                       1 YEAR   5 YEARS   10 YEARS    (11/11/86)
--------------------------------------------------------------------------------
Money Market Fund                        4.05%     1.58%      3.06%      4.71%
--------------------------------------------------------------------------------

Seven-day yield for the period ended December 31, 2006: 4.11%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------


Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds. The numbers below are based on each Fund's expenses during its fiscal year ended October 31, 2006.

----------------------------------------------------------------------------------------------------------------------------------
            SHAREHOLDER FEES                                   ANNUAL FUND OPERATING EXPENSES
           (FEES PAID DIRECTLY FROM YOUR                       (EXPENSES THAT ARE DEDUCTED FROM
            INVESTMENT)                                        FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
                                 Maximum deferred
                                 sales charge
                   Maximum sales (load) as a % of
                   charge (load) purchase price
                   on purchases  or redemption    Redemption           Distribution                         Fee Waiver
                   as a % of     proceeds,        Fee* as a            and/or                Total Annual   and/or
                   offering      whichever        % of amount Advisory Service      Other    Fund Operating Expense       Net
            CLASS  price         is lower         redeemed    Fees**   (12b-1) Fees Expenses Expenses       Reimbursement Expenses
----------------------------------------------------------------------------------------------------------------------------------
SMALLCAP      A       5.25%            None          2.00%      .81%      .25%        0.31%       1.37%        N/A           N/A
GROWTH FUND   B        None           5.00%          2.00%      .81%     1.00%        0.33%       2.14%        N/A           N/A
              C        None           1.00%          2.00%      .81%     1.00%        0.31%       2.12%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
SMALLCAP      A       5.25%            None          2.00%      .81%      .25%        0.77%       1.83%       0.33%***      1.50%
AND MIDCAP    B        None           5.00%          2.00%      .81%     1.00%+++     0.75%       2.56%       0.31%***      2.25%
GROWTH FUND   C        None           1.00%          2.00%      .81%     1.00%+++     0.81%       2.62%       0.37%***      2.25%
----------------------------------------------------------------------------------------------------------------------------------
MIDCAP        A       5.25%            None          2.00%      .76%      .25%        0.22%       1.23%        N/A           N/A
GROWTH FUND   B        None           5.00%          2.00%      .76%     1.00%        0.22%       1.98%        N/A           N/A
              C        None           1.00%          2.00%      .76%     1.00%        0.22%       1.98%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
LARGECAP      A       5.25%            None          2.00%      .71%      .25%        0.25%       1.21%        N/A           N/A
GROWTH        B        None           5.00%          2.00%      .71%     1.00%        0.25%       1.96%        N/A           N/A
FUND          C        None           1.00%          2.00%      .71%     1.00%        0.25%       1.96%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL       A       5.25%            None          2.00%      .81%      .25%        0.33%       1.39%        N/A           N/A
APPRECIATION  B        None           5.00%          2.00%      .81%     1.00%        0.33%       2.14%        N/A           N/A
FUND          C        None           1.00%          2.00%      .81%     1.00%        0.33%       2.14%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
HEALTH        A       5.25%            None          2.00%      .81%      .25%        0.29%       1.35%        N/A           N/A
SCIENCES      B        None           5.00%          2.00%      .81%     1.00%+++     0.29%       2.10%        N/A           N/A
FUND          C        None           1.00%          2.00%      .81%     1.00%+++     0.31%       2.12%        N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
CORE          A       4.75%            None          2.00%     .335%      .25%        3.18%       3.76%       2.76%+        1.00%
FIXED-INCOME  B        None           5.00%          2.00%     .335%     1.00%        3.45%       4.78%       3.03%+        1.75%
FUND          C        None           1.00%          2.00%     .335%     1.00%        3.51%       4.84%       3.09%+        1.75%
----------------------------------------------------------------------------------------------------------------------------------
BALANCED      A       5.25%            None          2.00%      .71%      .25%        0.36%       1.32%       0.09%++       1.23%
FUND          B        None           5.00%          2.00%      .71%     1.00%+++     0.36%       2.07%       0.09%++       1.98%
              C        None           1.00%          2.00%      .71%     1.00%+++     0.36%       2.07%       0.09%++       1.98%
----------------------------------------------------------------------------------------------------------------------------------
MONEY                  None            None           None      .46%      None        0.44%       0.90%        N/A           N/A
MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

  * The Funds, other than Money Market Fund, will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.

 ** Previously, the Fund's Advisory Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.

*** The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2008 to the extent necessary to limit the annual operating expenses of Class A, B and C Shares of the Fund to 1.50%, 2.25% and 2.25%, respectively of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). The Manager may recoup Advisory Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

  + The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2008 to the extent necessary to limit the annual operating expenses of Class A, B, and C Shares of the Fund to 1.00%, 1.75% and 1.75%, respectively of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). The Manager may recoup Advisory Fees waived pursuant to the contractual arrangement, but it may recoup fees only within the year from fees paid in that year. The Manager will not recoup reimbursements paid in previous years.

 ++ Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.09% of its advisory fee.

+++ Class C Shares of the Fund pay a distribution fee of 0.75% for distribution services pursuant to a Rule 12b-1 Plan (discussed below) and a shareholder servicing fee of 0.25% pursuant to a Shareholder Servicing Agreement (discussed below).


EXAMPLES
--------------------------------------------------------------------------------

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU REDEEMED YOUR SHARES:


--------------------------------------------------------------------------------
                                        1 YEAR    3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
SMALLCAP                            A   $  657   $     936   $  1,236   $  2,085
GROWTH                              B   $  717   $     970   $  1,349   $  2,277
FUND                                C   $  315   $     664   $  1,139   $  2,452

SMALLCAP                            A   $  670   $   1,040   $  1,434   $  2,535
AND                                 B   $  728   $   1,067   $  1,533   $  2,693
MIDCAP GROWTH                       C   $  328   $     779   $  1,357   $  2,927
FUND*

MIDCAP                              A   $  644   $     895   $  1,165   $  1,935
GROWTH                              B   $  701   $     921   $  1,268   $  2,113
FUND                                C   $  301   $     621   $  1,068   $  2,306

LARGECAP                            A   $  642   $     889   $  1,155   $  1,914
GROWTH                              B   $  699   $     915   $  1,257   $  2,091
FUND                                C   $  299   $     615   $  1,057   $  2,285

CAPITAL                             A   $  659   $     942   $  1,246   $  2,106
APPRECIATION                        B   $  717   $     970   $  1,349   $  2,282
FUND                                C   $  317   $     670   $  1,149   $  2,472

HEALTH                              A   $  655   $     930   $  1,226   $  2,064
SCIENCES                            B   $  713   $     958   $  1,329   $  2,240
FUND                                C   $  316   $     664   $  1,139   $  2,452

CORE                                A   $  622   $   1,372        N/A        N/A
FIXED-INCOME                        B   $  678   $   1,497        N/A        N/A
FUND*                               C   $  278   $   1,179        N/A        N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED                               A   $ 644   $     895   $ 1,165   $ 1,990
FUND*                                  B   $ 701   $     921   $ 1,268   $ 2,167
                                       C   $ 301   $     621   $ 1,068   $ 2,360

MONEY                                      $  92   $     287   $   498   $ 1,108
MARKET FUND

* Absent fee waivers and reimbursements, expenses with redemption would be as follows:

SMALLCAP                               A   $ 701   $   1,070   $ 1,463   $ 2,560
AND MIDCAP                             B   $ 759   $   1,096   $ 1,560   $ 2,717
GROWTH                                 C   $ 365   $     814   $ 1,390   $ 2,954
FUND

CORE                                   A   $ 883   $   1,614       N/A       N/A
FIXED-INCOME                           B   $ 979   $   1,739       N/A       N/A
FUND                                   C   $ 584   $   1,455       N/A       N/A

BALANCED                               A   $ 652   $     921   $ 1,210   $ 2,032
FUND                                   B   $ 710   $     949   $ 1,314   $ 2,208
                                       C   $ 310   $     649   $ 1,114   $ 2,400
--------------------------------------------------------------------------------


YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:


--------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------

SMALLCAP                             A   $  657   $     936   $ 1,236   $  2,085
GROWTH                               B   $  217   $     670   $ 1,149   $  2,277
FUND                                 C   $  215   $     664   $ 1,139   $  2,452

SMALLCAP                             A   $  670   $   1,040   $ 1,434   $  2,535
AND MIDCAP                           B   $  228   $     767   $ 1,333   $  2,693
GROWTH                               C   $  228   $     779   $ 1,357   $  2,927
FUND*

MIDCAP                               A   $  644   $     895   $ 1,165   $  1,935
GROWTH                               B   $  201   $     621   $ 1,068   $  2,113
FUND                                 C   $  201   $     621   $ 1,068   $  2,306

LARGECAP                             A   $  642   $     889   $ 1,155   $  1,914
GROWTH                               B   $  199   $     615   $ 1,057   $  2,091
FUND                                 C   $  199   $     615   $ 1,057   $  2,285

CAPITAL                              A   $  659   $     942   $ 1,246   $  2,106
APPRECIATION                         B   $  217   $     670   $ 1,149   $  2,282
FUND                                 C   $  217   $     670   $ 1,149   $  2,472

HEALTH                               A   $  655   $     930   $ 1,226   $  2,064
SCIENCES                             B   $  213   $     658   $ 1,129   $  2,240
FUND                                 C   $  215   $     664   $ 1,139   $  2,452

CORE                                 A   $  622   $   1,372       N/A        N/A
FIXED-INCOME                         B   $  178   $   1,167       N/A        N/A
FUND*                                C   $  178   $   1,179       N/A        N/A

BALANCED                             A   $  644   $     895   $ 1,165   $  1,990
FUND*                                B   $  201   $     621   $ 1,068   $  2,167
                                     C   $  201   $     621   $ 1,068   $  2,360

MONEY                                    $   92   $     287   $   498   $  1,108
MARKET FUND
--------------------------------------------------------------------------------

* Absent fee waivers and reimbursements, expenses without redemption would be as follows:

--------------------------------------------------------------------------------
SMALLCAP                               A   $ 701   $   1,070   $ 1,463   $ 2,560
AND MIDCAP                             B   $ 259   $     796   $ 1,360   $ 2,717
GROWTH                                 C   $ 265   $     814   $ 1,390   $ 2,954
FUND

CORE                                   A   $ 883   $   1,614       N/A       N/A
FIXED-INCOME                           B   $ 479   $   1,439       N/A       N/A
FUND                                   C   $ 484   $   1,455       N/A       N/A

BALANCED                               A   $ 652   $     921   $ 1,210   $ 2,032
FUND                                   B   $ 210   $     649   $ 1,114   $ 2,208
                                       C   $ 210   $     649   $ 1,114   $ 2,400
--------------------------------------------------------------------------------

Each Fund other than Money Market Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing servicing and/or maintenance of shareholder accounts. This fee is included in a Fund's 12b-1 fee, where applicable, which varies by class. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

--------------------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

o     You invest $10,000 in the Fund and hold it for the entire 10-year period;

o     Your investment has a 5% return before expenses each year; and

o     The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

------------------------------------------------------------------------------------------------------------------------------------
LARGECAP GROWTH          CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%     1.21%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.46%     2.27%     6.15%    10.17%    14.35%    18.68%    23.18%    27.85%    32.70%    37.72%
End Investment Balance            $ 9,834   $10,207   $10,594   $10,995   $11,412   $11,844   $12,293   $12,759   $13,243   $13,745
Annual Expense                    $   642   $   121   $   126   $   131   $   136   $   141   $   146   $   152   $   157   $   163

------------------------------------------------------------------------------------------------------------------------------------
LARGECAP GROWTH          CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.21%     1.21%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.04%     6.17%     9.40%    12.73%    16.15%    19.68%    23.32%    27.07%    31.89%    36.89%
End Investment Balance            $10,304   $10,617   $10,940   $11,273   $11,615   $11,968   $12,332   $12,707   $13,189   $13,689
Annual Expense                    $   199   $   205   $   211   $   218   $   224   $   231   $   238   $   245   $   157   $   163

------------------------------------------------------------------------------------------------------------------------------------
LARGECAP GROWTH          CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%     1.96%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.04%     6.17%     9.40%    12.73%    16.15%    19.68%    23.32%    27.07%    30.93%    34.91%
End Investment Balance            $10,304   $10,617   $10,940   $11,273   $11,615   $11,968   $12,332   $12,707   $13,093   $13,491
Annual Expense                    $   199   $   205   $   211   $   218   $   224   $   231   $   238   $   245   $   253   $   261

------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH            CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.48%     2.23%     6.09%    10.09%    14.24%    18.55%    23.01%    27.65%    32.46%    37.46%
End Investment Balance            $ 9,832   $10,203   $10,588   $10,987   $11,401   $11,831   $12,277   $12,740   $13,220   $13,718
Annual Expense                    $   644   $   123   $   128   $   133   $   138   $   143   $   148   $   154   $   160   $   166

------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH            CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    31.66%    36.62%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,166   $13,662
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   159   $   165

------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH            CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    30.71%    34.65%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,071   $13,465
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   255   $   263

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP GROWTH          CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%     1.37%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.62%     1.95%     5.65%     9.49%    13.46%    17.58%    21.85%    26.27%    30.86%    35.61%
End Investment Balance            $ 9,819   $10,175   $10,545   $10,928   $11,324   $11,735   $12,161   $12,603   $13,060   $13,534
Annual Expense                    $   657   $   137   $   142   $   147   $   152   $   158   $   164   $   170   $   176   $   182

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP GROWTH          CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     1.37%     1.37%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.86%     5.80%     8.83%    11.94%    15.14%    18.43%    21.82%    25.31%    29.85%    34.57%
End Investment Balance            $10,286   $10,580   $10,883   $11,194   $11,514   $11,843   $12,182   $12,531   $12,985   $13,457
Annual Expense                    $   217   $   223   $   230   $   236   $   243   $   250   $   257   $   264   $   175   $   181

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP GROWTH          CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.88%     5.84%     8.89%    12.03%    15.25%    18.57%    21.99%    25.50%    29.12%    32.83%
End Investment Balance            $10,288   $10,584   $10,889   $11,203   $11,525   $11,857   $12,199   $12,550   $12,912   $13,283
Annual Expense                    $   215   $   221   $   228   $   234   $   241   $   248   $   255   $   262   $   270   $   278
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL
APPRECIATION             CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%     1.39%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.64%     1.91%     5.59%     9.40%    13.35%    17.44%    21.68%    26.08%    30.63%    35.34%
End Investment Balance            $ 9,817   $10,171   $10,539   $10,919   $11,313   $11,722   $12,145   $12,583   $13,037   $13,508
Annual Expense                    $   659   $   139   $   144   $   149   $   155   $   160   $   166   $   172   $   178   $   184

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL
APPRECIATION             CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     1.39%     1.39%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.86%     5.80%     8.83%    11.94%    15.14%    18.43%    21.82%    25.31%    29.83%    34.51%
End Investment Balance            $10,286   $10,580   $10,883   $11,194   $11,514   $11,843   $12,182   $12,531   $12,983   $13,451
Annual Expense                    $   217   $   223   $   230   $   236   $   243   $   250   $   257   $   264   $   177   $   184

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL
APPRECIATION             CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%     2.14%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.86%     5.80%     8.83%    11.94%    15.14%    18.43%    21.82%    25.31%    28.89%    32.58%
End Investment Balance            $10,286   $10,580   $10,883   $11,194   $11,514   $11,843   $12,182   $12,531   $12,889   $13,258
Annual Expense                    $   217   $   223   $   230   $   236   $   243   $   250   $   257   $   264   $   272   $   280

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP &
MIDCAP GROWTH            CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.50%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%     1.83%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.75%     1.36%     4.58%     7.89%    11.31%    14.84%    18.48%    22.24%    26.11%    30.11%
End Investment Balance            $ 9,807   $10,117   $10,438   $10,769   $11,110   $11,463   $11,826   $12,201   $12,588   $12,987
Annual Expense                    $   670   $   182   $   188   $   194   $   200   $   207   $   213   $   220   $   227   $   234

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP &
MIDCAP GROWTH            CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.25%     2.56%     2.56%     2.56%     2.56%     2.56%     2.56%     2.56%     1.83%     1.83%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.75%     5.26%     7.83%    10.46%    13.15%    15.91%    18.74%    21.64%    25.49%    29.47%
End Investment Balance            $10,275   $10,526   $10,783   $11,046   $11,315   $11,591   $11,874   $12,164   $12,549   $12,947
Annual Expense                    $   228   $   266   $   273   $   279   $   286   $   293   $   300   $   308   $   226   $   233

------------------------------------------------------------------------------------------------------------------------------------
SMALLCAP &
MIDCAP GROWTH            CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.25%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%     2.62%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.75%     5.20%     7.70%    10.26%    12.89%    15.57%    18.32%    21.14%    24.02%    26.97%
End Investment Balance            $10,275   $10,520   $10,770   $11,026   $11,289   $11,557   $11,832   $12,114   $12,402   $12,697
Annual Expense                    $   228   $   272   $   279   $   286   $   292   $   299   $   306   $   314   $   321   $   329

------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES          CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%     1.35%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.60%     1.99%     5.71%     9.57%    13.57%    17.72%    22.01%    26.47%    31.08%    35.87%
End Investment Balance            $ 9,821   $10,179   $10,551   $10,936   $11,335   $11,749   $12,178   $12,622   $13,083   $13,560
Annual Expense                    $   655   $   135   $   140   $   145   $   150   $   156   $   162   $   167   $   174   $   180

------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES          CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.10%     2.10%     2.10%     2.10%     2.10%     2.10%     2.10%     2.10%     1.35%     1.35%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    42.25%    55.13%    62.89%
Cumulative Net Return                2.90%     5.88%     8.95%    12.11%    15.37%    18.71%    22.15%    25.70%    30.28%    35.04%
End Investment Balance            $10,290   $10,588   $10,895   $11,211   $11,537   $11,871   $12,215   $12,570   $13,028   $13,504
Annual Expense                    $   213   $   219   $   226   $   232   $   239   $   246   $   253   $   260   $   173   $   179
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES          CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%     2.12%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                2.88%     5.84%     8.89%    12.03%    15.25%    18.57%    21.99%    25.50%    29.12%    32.83%
End Investment Balance            $10,288   $10,584   $10,889   $11,203   $11,525   $11,857   $12,199   $12,550   $12,912   $13,283
Annual Expense                    $   215   $   221   $   228   $   234   $   241   $   248   $   255   $   262   $   270   $   278

------------------------------------------------------------------------------------------------------------------------------------
CORE
FIXED-INCOME             CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.00%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%     3.76%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -0.75%     0.48%     1.73%     2.99%     4.27%     5.56%     6.87%     8.19%     9.53%    10.89%
End Investment Balance            $ 9,906   $10,029   $10,153   $10,279   $10,407   $10,536   $10,666   $10,798   $10,932   $11,068
Annual Expense                    $   572   $   375   $   379   $   384   $   389   $   394   $   399   $   404   $   409   $   414

------------------------------------------------------------------------------------------------------------------------------------
CORE
FIXED-INCOME             CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.75%     4.78%     4.78%     4.78%     4.78%     4.78%     4.78%     4.78%     3.76%     3.76%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.25%     3.48%     3.70%     3.93%     4.16%     4.39%     4.62%     4.85%     6.15%     7.47%
End Investment Balance            $10,325   $10,348   $10,370   $10,393   $10,416   $10,439   $10,462   $10,485   $10,615   $10,747
Annual Expense                    $   178   $   494   $   495   $   496   $   497   $   498   $   500   $   501   $   397   $   402

------------------------------------------------------------------------------------------------------------------------------------
CORE
FIXED-INCOME             CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.75%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%     4.84%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.25%     3.42%     3.58%     3.75%     3.91%     4.08%     4.25%     4.41%     4.58%     4.75%
End Investment Balance            $10,325   $10,342   $10,358   $10,375   $10,391   $10,408   $10,425   $10,441   $10,458   $10,475
Annual Expense                    $   178   $   500   $   501   $   502   $   503   $   503   $   504   $   505   $   506   $   507

------------------------------------------------------------------------------------------------------------------------------------
BALANCED                 CLASS A   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return               -1.48%     2.23%     6.09%    10.09%    14.24%    18.55%    23.01%    27.65%    32.46%    37.46%
End Investment Balance            $ 9,832   $10,203   $10,588   $10,987   $11,401   $11,831   $12,277   $12,740   $13,220   $13,718
Annual Expense                    $   644   $   123   $   128   $   133   $   138   $   143   $   148   $   154   $   160   $   166

------------------------------------------------------------------------------------------------------------------------------------
BALANCED                 CLASS B   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.23%     1.23%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    31.66%    36.62%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,166   $13,662
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   159   $   165

------------------------------------------------------------------------------------------------------------------------------------
BALANCED                 CLASS C   YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%     1.98%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                3.02%     6.13%     9.34%    12.64%    16.04%    19.54%    23.15%    26.87%    30.71%    34.65%
End Investment Balance            $10,302   $10,613   $10,934   $11,264   $11,604   $11,954   $12,315   $12,687   $13,071   $13,465
Annual Expense                    $   201   $   207   $   213   $   220   $   226   $   233   $   240   $   248   $   255   $   263

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET                       YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9   YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                        0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
Cumulative Gross Return              5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return                4.10%     8.37%    12.81%    17.44%    22.25%    27.26%    32.48%    37.91%    43.57%    49.45%
End Investment Balance            $10,410   $10,837   $11,281   $11,744   $12,225   $12,726   $13,248   $13,791   $14,357   $14,945
Annual Expense                    $    92   $    96   $   100   $   104   $   108   $   112   $   117   $   122   $   127   $   132
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

SECURITIES RATINGS
--------------------------------------------------------------------------------


Fixed-income securities rated below "investment grade" -- a term that refers to the top four rating categories by an NRSRO -- are sometimes referred to as "high yield" securities because of their typically higher yields or as "junk bonds" because of their lower credit quality and more speculative character. Balanced Fund and Core Fixed-Income Fund may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best). See the Appendix to the SAI for a fuller discussion of the rating categories.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Rising interest rates tend to extend the duration of mortgage-backed and asset-backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a fund that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

OPTIONS
--------------------------------------------------------------------------------

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS
--------------------------------------------------------------------------------


In times of adverse or unstable market, economic or political conditions, each Fund other than Money Market Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.


Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION
--------------------------------------------------------------------------------

MANAGER
--------------------------------------------------------------------------------

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/06) approximately $7.5 billion in mutual fund assets as well as $1.9 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving each advisory contract is available in the Funds' annual report to shareholders for the fiscal year ended October 31, 2006. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Money Market Fund--.46%; SmallCap Growth, Capital Appreciation, Health Sciences and SmallCap and MidCap Growth Funds--.81%; MidCap Growth Fund--.76%; LargeCap Growth and Balanced Funds--.71%; Core Fixed-Income Fund--.335%.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FUND                          PORTFOLIO MANAGER(s)            SINCE
--------------------------------------------------------------------------------

LargeCap Growth Fund          Dan C. Chung                    September 2001
                              Andrew Silverberg               January 2007

MidCap Growth Fund            Dan C. Chung                    September 2001
                              Andrew Silverberg, Assistant    September 2003
                                Portfolio Manager

SmallCap Growth Fund          Jill Greenwald                  November 2001

Capital Appreciation Fund     Patrick Kelly                   October 2005

SmallCap and MidCap           Dan C. Chung and                Inception (5/8/02)
Growth Fund                   Jill Greenwald                  Inception (5/8/02)

Health Sciences Fund          Dan C. Chung                    October 2005
                              Rosanne Ott,                    October 2005
                              Joanne Sayers,                  October 2005
                              and Eric Shen                   May, 2006

Core Fixed-Income Fund        John A. Curry                   Inception (3/1/06)

Balanced Fund                 Kevin Collins,                  September 2003
                              John A. Curry, and              December 2004
                              Andrew Silverberg               January 2007

Money Market Fund             John A. Curry                   December 2004
--------------------------------------------------------------------------------

Dan C. Chung, CFA, Jill Greenwald, CFA, Patrick Kelly, CFA, Kevin Collins, CFA, John A. Curry, Rosanne Ott, Joanne Sayers, Eric Shen and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.

o Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Investment Officer and President.

o Ms. Greenwald has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001.

o Mr. Kelly has been employed by the Manager since 1999 and currently serves as Senior Vice President and portfolio manager.

o Mr. Collins has been employed by the Manager since 1996 and currently serves as a Senior Vice President and Senior Analyst.

o Mr. Curry has been employed by the Manager as a Vice President and portfolio manager since December 2004. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004, prior to which he was a portfolio manager for Whitehall Asset Management's fixed-income institutional and retail assets from March 1999 to March 2003.

o Ms. Ott has been employed by the Manager since 2001 and currently serves as Vice President and Senior Analyst.

o Ms. Sayers has been employed by the Manager as Vice President and Senior Analyst since 2003. Prior thereto, she was a Research Associate at Lehman Brothers from June 2000.

o Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

o Mr. Shen has been employed by the Manager since May 2006 as a Vice President and Senior Analyst. Prior to joining the Manager, he was a Senior Analyst at Robertson Stephens and a portfolio manager at Dresdner RCM from December 2001 to January 2005. Mr. Shen was self-employed from January 2005 to September 2005 and provided consulting advice to Origin Capital from September 2005 to March 2006.

ADMINISTRATOR
--------------------------------------------------------------------------------

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.04% based on a percentage of the Fund's average daily net assets.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC"), approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. The Manager has advised the Funds that the settlement payment is not expected to adversely affect the operations of the Manager, the Distributor or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by the Manager and, depending on the specific offense alleged, by the Distributor and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the 1940 Act and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above,
(i) violations, by the Manager, the Distributor, their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as
amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 34(b) of the 1940 Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the 1940 Act (as to which the court deferred ruling with respect to the Alger Mutual Fund trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings were entered. On March 31, 2006, attorneys for the class action plaintiffs informed the district court that they had decided not to file amended complaints with respect to the plaintiffs' state law claims. Answers to the Class Action Complaint were filed by the Alger defendants on April 24, 2006.

In subsequent orders, all remaining claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of the Manager and/or the Distributor, and claims under Section 36(b) of the 1940 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


DISTRIBUTOR
--------------------------------------------------------------------------------


Fred Alger & Company, Incorporated
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311


TRANSFER AGENT
--------------------------------------------------------------------------------

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

NET ASSET VALUE
--------------------------------------------------------------------------------


The value of one share is its "net asset value," or NAV. The NAV for each Fund other than Money Market Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open; the NAV for Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

The assets of each Fund other than Money Market Fund are generally valued on the basis of market quotations, or where market quotations are not reliable or readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. The assets of Money Market Fund (and short-term money market instruments held by other Funds) are normally valued on the basis of amortized cost.


In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

--------------------------------------------------------------------------------
NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS COMPUTED BY ADDING TOGETHER THE VALUE ALLOCABLE TO THE CLASS OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING APPLICABLE LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES
--------------------------------------------------------------------------------


Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. You can purchase or redeem shares on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund (other than the Money Market Fund) within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Funds.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


All Funds other than Money Market Fund and Core Fixed-Income Fund declare and pay dividends and distributions annually. These Funds, other than Balanced Fund, expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you will be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund. Payments by Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Payments by Core Fixed-Income Fund, which are expected to con-sist of net investment income and capital gains, will be declared and paid monthly. Payments by Balanced Fund, which are expected to consist of net investment income and capital gains, will be declared and paid annually.


Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

CLASSES OF FUND SHARES
--------------------------------------------------------------------------------


Each of SmallCap and MidCap Growth Fund, Health Sciences Fund, Core Fixed-Income Fund and Balanced Fund offer three classes of shares (Class A, B and C shares). Each of SmallCap Growth Fund, MidCap Growth Fund, LargeCap Growth Fund and Capital Appreciation Fund is comprised of five classes of shares (Class A, B, C, I and R shares). Class A, B and C shares are offered in this prospectus. Class I and R shares will be offered only to institutional investors in a separate prospectus. Shares of classes A, B and C are subject to sales charges. Shares of Money Market Fund are not subject to a sales charge. The differences among the classes offered in this prospectus are described in the following charts:

SALES CHARGES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CLASS A SHARES (ALL FUNDS EXCEPT CORE FIXED-INCOME FUND)
--------------------------------------------------------------------------------

 When you buy Class A Shares, you may pay the following sales charge:

                               SALES CHARGE    SALES CHARGE         DEALER
                                 AS A % OF     AS A % OF NET   ALLOWANCE AS A %
PURCHASE AMOUNT               OFFERING PRICE    ASSET VALUE    OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $25,000                  5.25%           5.54%             5.00%
--------------------------------------------------------------------------------
$25,000 - $49,999                  4.50%           4.71%             4.25%
--------------------------------------------------------------------------------
$50,000 - $99,999                  4.00%           4.17%             3.75%
--------------------------------------------------------------------------------
$100,000 - $249,999                3.50%           3.63%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                2.50%           2.56%             2.25%
--------------------------------------------------------------------------------
$500,000 - $749,999                2.00%           2.04%             1.75%
--------------------------------------------------------------------------------
$750,000 - $999,999                1.50%           1.52%             1.25%
--------------------------------------------------------------------------------
$1,000,000 and over                    *               *             1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Core Fixed-Income Fund  Class A Sales Charge:

                               SALES CHARGE    SALES CHARGE         DEALER
                                 AS A % OF     AS A % OF NET   ALLOWANCE AS A %
PURCHASE AMOUNT               OFFERING PRICE    ASSET VALUE    OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $25,000                  4.75%           4.99%             4.50%
--------------------------------------------------------------------------------
$25,000 - $49,999                  4.50%           4.71%             4.25%
--------------------------------------------------------------------------------
$50,000 - $99,999                  4.00%           4.17%             3.75%
--------------------------------------------------------------------------------
$100,000 - $249,999                3.50%           3.63%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                2.50%           2.56%             2.25%
--------------------------------------------------------------------------------
$500,000 - $749,999                2.00%           2.04%             1.75%
--------------------------------------------------------------------------------
$750,000 - $999,999                1.50%           1.52%             1.25%
--------------------------------------------------------------------------------
$1,000,000 and over                    *               *             1.00%
--------------------------------------------------------------------------------

* Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Funds and The China-U.S. Growth Fund offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

--------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICES (12b-1) FEES

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

MAXIMUM INVESTMENT AMOUNT:
No maximum investment limit.

--------------------------------------------------------------------------------
MINIMUM INVESTMENT AMOUNT:

See table on page 35.

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------

There is no sales charge when you buy Class B shares.

When you redeem Class B Shares, you may pay the following CDSC:

                                                   CONTINGENT DEFERRED
                                                       SALES CHARGE
YEARS SHARES WERE HELD                                    (CDSC)
--------------------------------------------------------------------------------
Less than one                                                5%
--------------------------------------------------------------------------------
One but less than two                                        4%
--------------------------------------------------------------------------------
Two but less than three                                      3%
--------------------------------------------------------------------------------
Three but less than four                                     2%
--------------------------------------------------------------------------------
Four but less than five                                      2%
--------------------------------------------------------------------------------
Five but less than six                                       1%
--------------------------------------------------------------------------------
Six or more                                                  0%

--------------------------------------------------------------------------------
DISTRIBUTION AND /OR SERVICES (12b-1) FEES

After eight years, your Class B shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT $49,999

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------

There is no sales charge when you buy Class C Shares.

When you redeem Class C Shares, you may pay the following CDSC:

                                                   CONTINGENT DEFERRED
YEARS SHARES WERE HELD                             SALES CHARGE (CDSC)
--------------------------------------------------------------------------------
Less than one                                                1%
--------------------------------------------------------------------------------
One or more                                                  0%
--------------------------------------------------------------------------------

DISTRIBUTION AND/OR SERVICES (12b-1) FEES

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the Statement of Additional Information.

Each Fund, other than Money Market Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class C shareholders. Class C shares of Health Sciences Fund and Balanced Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act to pay a 0.75% distribution fee out of their assets on an ongoing basis for the sale and distribution of their shares. Class C shares of these Funds pay a 0.25% shareholder servicing fee to the Distributor for the provision of shareholder services pursuant to a separate Shareholder Servicing Agreement. Money Market Fund is not subject to either distribution or shareholder servicing fees.

These fees will increase the cost of your investment in Class B or Class C shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT $999,999

--------------------------------------------------------------------------------
MINIMUM INVESTMENT AMOUNT


--------------------------------------------------------------------------------
MINIMUM INVESTMENTS: THE FOLLOWING MINIMUMS APPLY TO AN ACCOUNT IN ANY FUND, WHETHER INVESTED IN CLASS A, CLASS B OR CLASS C SHARES.

--------------------------------------------------------------------------------


                                                           INITIAL    SUBSEQUENT
                                                         INVESTMENT   INVESTMENT
--------------------------------------------------------------------------------
Regular account                                           $ 1,000      $   50
--------------------------------------------------------------------------------
Traditional IRA                                               500          50
--------------------------------------------------------------------------------
Roth IRA                                                      500          50
--------------------------------------------------------------------------------
Coverdell ESA                                                 500          50
--------------------------------------------------------------------------------
SIMPLE IRA                                                    500          50
--------------------------------------------------------------------------------
Keogh                                                         500          50
--------------------------------------------------------------------------------
401(k)                                                        500          50
--------------------------------------------------------------------------------
403(b)                                                        500          50
--------------------------------------------------------------------------------
Automatic Investment                                          500          50
--------------------------------------------------------------------------------
Asset-based Fee Program Accounts                              250          50
--------------------------------------------------------------------------------
Minimums may be waived in certain circumstances.


WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------


No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and
(iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, each on behalf of their clients, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; and (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70 1/2); (ii) required distributions from an IRA following the attainment of age 70 1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age
70 1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.


Under the REINVESTMENT PRIVILEGE, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

REDUCED SALES CHARGES
--------------------------------------------------------------------------------


In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in CLASS A SHARES may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Fund's website, WWW.ALGER.COM. Shares of Money Market Fund are offered without a sales charge.


When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a BREAKPOINT, you are entitled to pay a reduced front-end sales charge. For example, a purchase of $24,500 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.


A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A LETTER OF INTENT ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds and The China-U.S. Growth Fund offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of RIGHTS OF ACCUMULATION ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds and The China-U.S. Growth Fund offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


--------------------------------------------------------------------------------
INVESTMENT INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:
--------------------------------------------------------------------------------


BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Fund's transfer agent:

          Boston Financial Data Services, Inc.
          Attn: The Alger Funds
          P.O. Box 8480
          Boston, MA 02266-8480


Overnight mail is to be sent to the Fund's transfer agent at the following address:


          Boston Financial Data Services, Inc.
          Attn: The Alger Funds
          30 Dan Road
          Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.


CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.


ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:
--------------------------------------------------------------------------------

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:


          Boston Financial Data Services, Inc.
          Attn: The Alger Funds
          P.O. Box 8480
          Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.


*     Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.


AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.


*     Not available for Retirement Plans


ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

TO EXCHANGE SHARES OF THE FUNDS:
--------------------------------------------------------------------------------

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for shares of another Fund, or The China-U.S. Growth Fund, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares.

AUTOMATICALLY: The Alger Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Money Market Fund account into one or more of the other Funds on the day of the month you select. The minimum monthly exchange amount is $50 per Fund.

When exchanging in and out of Money Market Fund, your confirmations and account statements will include a share class designation next to your shares of Money Market Fund solely for operational reasons. This share class designation corresponds to the share class in the other Fund that is being acquired by exchange, or that was originally purchased in the other Fund prior to exchange into Money Market Fund, and which shall be either Class A, Class B, Class C, Class N (corresponding to Class N shares that were purchased in The Spectra Funds). Similarly, direct investments that you make in Money Market Fund require that you assign a share class designation -- either Class A, Class B or Class C -- to those shares SOLELY FOR OPERATIONAL REASONS for purposes of tracking exchanges.


The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus).


TO REDEEM SHARES OF THE FUNDS:
--------------------------------------------------------------------------------


BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc.,
Attn: The Alger Funds which includes:

o     account number

o     Fund name (and class, if applicable)

o     number of shares or dollar amount of redemption

o     where to send the proceeds

o     signature(s) of registered owner(s)

o     a signature guarantee is required if


            o     your redemption is for more than $25,000; or


            o you want the check sent to a different address than the one we have on file; or

            o you want the check to be made payable to someone other than the registered owners we have on file; or


            o     you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TELEREDEMPTION (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.


*     Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.


ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Funds Representative call (800) 992-3863


Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE IS A GUARANTEE BY A FINANCIAL INSTITUTION THAT YOUR SIGNATURE IS AUTHENTIC. THE FINANCIAL INSTITUTION ACCEPTS LIABILITY FOR ANY FORGERY OR FRAUD IF THE SIGNATURE IT GUARANTEES PROVES TO BE COUNTERFEIT. IT IS AN IDEAL MEANS TO PROTECT INVESTORS AND THEIR ASSETS. A NOTARIZATION BY A NOTARY PUBLIC IS NOT AN ACCEPTABLE SUBSTITUTE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET TIMING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------


Each of the Funds invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis at the time the Funds price their portfolios and determine NAV per share. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that in certain circumstances active in-and-out trading by Fund share-holders, for whatever reason implemented, may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the portfolios.


The Board of Trustees has determined that a Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of Money Market Fund) or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager will, among other things, monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.


In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.


The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

The Fund and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.


If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee that maintains a master or "omnibus" account with the Fund for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Fund. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Fund assets or 0.50% annually of Fund sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

REDEMPTIONS BY THE FUNDS. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of any Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

HOUSEHOLDING. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER LARGECAP GROWTH FUND                                        CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     10.48   $      9.05   $      8.87   $      7.16   $      9.47
Net investment loss (i)                   (0.02)         0.01         (0.07)        (0.05)        (0.04)
Net realized and
   unrealized gain (loss)
   on investments                          0.67          1.42          0.25          1.76         (2.27)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.65          1.43          0.18          1.71         (2.31)
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     11.13   $     10.48   $      9.05   $      8.87   $      7.16
---------------------------------------------------------------------------------------------------------
Total return (ii)                           6.2%         15.8%          2.0%         23.9%        (24.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   157,185   $   157,205   $   166,720   $   168,720   $   130,464
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.21%         1.37%         1.34%         1.44%         1.36%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.14)%        0.05%        (0.72)%       (0.62)%       (0.47)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               322.94%       249.17%       191.13%       215.81%       213.97%
=========================================================================================================


(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                         CLASS B
                             ---------------------------------------------------------------------
                                 For the       For the       For the       For the       For the
                              year ended    year ended    year ended    year ended    year ended
                             October 31,   October 31,   October 31,   October 31,   October 31,
                                    2006          2005          2004          2003          2002
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year         $      9.70   $      8.44   $      8.33   $      6.76   $      9.02
Net investment loss (i)      $     (0.09)        (0.07)        (0.13)        (0.10)        (0.10)
Net realized and
   unrealized gain (loss)
   on investments            $      0.61          1.33          0.24          1.67         (2.16)
--------------------------------------------------------------------------------------------------
Total from investment
   operations                $      0.52          1.26          0.11          1.57         (2.26)
--------------------------------------------------------------------------------------------------
Net asset value, end
   of year                   $     10.22   $      9.70   $      8.44   $      8.33   $      6.76
--------------------------------------------------------------------------------------------------
Total return (ii)                    5.4%         14.9%          1.3%         23.2%        (25.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)   $   221,298   $   260,786   $   279,963   $   350,972   $   323,809
--------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets            1.96%         2.12%         2.09%         2.20%         2.11%
--------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets           (0.91)%       (0.72)%       (1.46)%       (1.37)%       (1.21)%
--------------------------------------------------------------------------------------------------
   Portfolio turnover rate        322.94%       249.17%       191.13%       215.81%       213.97%
==================================================================================================

                                                           CLASS C
                             ---------------------------------------------------------------------
                                 For the       For the       For the       For the       For the
                              year ended    year ended    year ended    year ended    year ended
                             October 31,   October 31,   October 31,   October 31,   October 31,
                                    2006          2005          2004          2003          2002
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year         $      9.69   $      8.43    $     8.33   $      6.76   $      9.02
Net investment loss (i)            (0.09)        (0.07)        (0.13)        (0.10)        (0.10)
Net realized and
   unrealized gain (loss)
   on investments                   0.61          1.33          0.23          1.67         (2.16)
--------------------------------------------------------------------------------------------------
Total from investment
   operations                       0.52          1.26          0.10          1.57         (2.26)
--------------------------------------------------------------------------------------------------
Net asset value, end
   of year                   $     10.21   $      9.69   $      8.43   $      8.33   $      6.76
--------------------------------------------------------------------------------------------------
Total return (ii)                    5.4%         15.0%          1.2%         23.2%        (25.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)   $    40,151   $    39,620   $    42,196   $    41,906   $    34,813
--------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets            1.96%         2.12%         2.09%         2.19%         2.11%
--------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets           (0.90)%       (0.72)%       (1.47)%       (1.37)%       (1.22)%
--------------------------------------------------------------------------------------------------
   Portfolio turnover rate        322.94%       249.17%       191.13%       215.81%       213.97%
==================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER MIDCAP GROWTH FUND                                          CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      9.15   $      7.89   $      7.57   $      5.48   $      6.92
Net investment income (loss)(i)           (0.07)        (0.08)        (0.08)        (0.07)        (0.07)
Net realized and
   unrealized gain (loss)
   on investments                          0.85          1.34          0.40          2.16         (1.37)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.78          1.26          0.32          2.09         (1.44)
---------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Total distributions                       (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $      8.93   $      9.15   $      7.89   $      7.57   $      5.48
---------------------------------------------------------------------------------------------------------
Total return (ii)                           8.9%         16.0%          4.2%         38.1%        (20.8)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   318,934   $   318,423   $   276,076   $   231,711   $   133,113
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.23%         1.36%         1.34%         1.45%         1.41%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.77)%       (0.96)%       (1.08)%       (1.16)%       (1.05)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               272.41%       239.32%       210.18%       238.17%       324.69%
=========================================================================================================



(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                  CLASS B
                                    ----------------------------------------------------------------------
                                        For the        For the       For the       For the       For the
                                     year ended     year ended    year ended    year ended    year ended
                                    October 31,    October 31,   October 31,   October 31,   October 31,
                                           2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.43    $      7.33   $      7.08   $      5.17   $      6.58
Net investment income (loss)(i)           (0.12)         (0.14)        (0.13)        (0.11)        (0.11)
Net realized and
   unrealized gain (loss)
   on investments                          0.78           1.24          0.38          2.02         (1.30)
----------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.66           1.10          0.25          1.91         (1.41)
----------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (1.00)            --            --            --            --
----------------------------------------------------------------------------------------------------------
Total distributions                       (1.00)            --            --            --            --
----------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $      8.09    $      8.43   $      7.33   $      7.08   $      5.17
----------------------------------------------------------------------------------------------------------
Total return (ii)                           8.2%          15.0%          3.5%         36.9%        (21.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   212,286    $   260,986   $   276,982   $   326,015   $   247,201
----------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.98%          2.11%         2.09%         2.20%         2.15%
----------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.52)%        (1.71)%       (1.83)%       (1.92)%       (1.80)%
----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               272.41%        239.32%       210.18%       238.17%       324.69%
==========================================================================================================

                                                                  CLASS C
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.41   $      7.31   $      7.06   $      5.16   $      6.56
Net investment income (loss)(i)           (0.12)        (0.14)        (0.13)        (0.11)        (0.11)
Net realized and
   unrealized gain (loss)
   on investments                          0.78          1.24          0.38          2.01         (1.29)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.66          1.10          0.25          1.90         (1.40)
---------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Total distributions                       (1.00)           --            --            --            --
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $      8.07   $      8.41   $      7.31   $      7.06   $      5.16
---------------------------------------------------------------------------------------------------------
Total return (ii)                           8.2%         15.1%          3.5%         36.8%        (21.3)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    69,063   $    72,985   $    70,677   $    62,627   $    46,238
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.98%         2.11%         2.09%         2.20%         2.16%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.52)%       (1.71)%       (1.83)%       (1.92)%       (1.80)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               272.41%       239.32%       210.18%       238.17%       324.69%
=========================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER SMALLCAP GROWTH FUND                                        CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      5.21   $      4.18   $      3.95   $      2.85   $      3.54
Net investment income loss (i)            (0.05)        (0.06)        (0.06)        (0.05)        (0.05)
Net realized and
   unrealized gain (loss)
   on investments                          1.15          1.09          0.29          1.15         (0.64)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.10          1.03          0.23          1.10         (0.69)
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $      6.31   $      5.21   $      4.18   $      3.95   $      2.85
---------------------------------------------------------------------------------------------------------
Total return (ii)                          21.1%         24.6%          5.8%         38.6%        (19.5)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   221,019   $   110,329   $    82,891   $    73,616   $    46,143
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.37%         1.62%         1.69%         1.79%         1.75%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.91)%       (1.19)%       (1.47)%       (1.55)%       (1.52)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                83.72%       104.30%       128.79%       139.28%       132.35%
=========================================================================================================


(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                CLASS B
                                 ---------------------------------------------------------------------
                                     For the       For the       For the       For the       For the
                                  year ended    year ended    year ended    year ended    year ended
                                 October 31,   October 31,   October 31,   October 31,   October 31,
                                        2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year             $      4.80   $      3.88   $      3.70   $      2.68   $      3.36
Net investment income loss (i)   $     (0.09)        (0.08)        (0.09)        (0.07)        (0.07)
Net realized and
   unrealized gain (loss)
   on investments                $      1.06          1.00          0.27          1.09         (0.61)
------------------------------------------------------------------------------------------------------
Total from investment
   operations                    $      0.97          0.92          0.18          1.02         (0.68)
------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                       $      5.77   $      4.80   $      3.88   $      3.70   $      2.68
------------------------------------------------------------------------------------------------------
Total return (ii)                       20.2%         23.7%          4.9%         38.1%        (20.2)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)       $    57,928   $    61,499   $    70,304   $    94,241   $    81,758
------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                2.14%         2.36%         2.43%         2.57%         2.49%
------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets               (1.66)%       (1.94)%       (2.21)%       (2.32)%       (2.27)%
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate             83.72%       104.30%       128.79%       139.28%       132.35%
======================================================================================================

                                                               CLASS C
                                 ---------------------------------------------------------------------
                                     For the       For the       For the       For the       For the
                                  year ended    year ended    year ended    year ended    year ended
                                 October 31,   October 31,   October 31,   October 31,   October 31,
                                        2006          2005          2004          2003          2002
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year             $      4.81   $      3.88   $      3.70   $      2.68   $      3.36
Net investment income loss (i)         (0.09)        (0.09)        (0.09)        (0.07)        (0.07)
Net realized and
   unrealized gain (loss)
   on investments                       1.06          1.02          0.27          1.09         (0.61)
------------------------------------------------------------------------------------------------------
Total from investment
   operations                           0.97          0.93          0.18          1.02         (0.68)
------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                       $      5.78   $      4.81   $      3.88   $      3.70   $      2.68
------------------------------------------------------------------------------------------------------
Total return (ii)                       20.2%         24.0%          4.9%         38.1%        (20.2)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)       $    17,580   $     5,106   $     4,669   $     4,999   $     3,209
------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                2.12%         2.37%         2.44%         2.56%         2.49%
------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets               (1.66)%       (1.95)%       (2.21)%       (2.32)%       (2.27)%
------------------------------------------------------------------------------------------------------
   Portfolio turnover rate             83.72%       104.30%       128.79%       139.28%       132.35%
======================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION FUND                                   CLASS A
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      9.27   $      7.71   $      7.74   $      6.23   $      8.21
Net investment income (loss)(i)           (0.06)        (0.04)        (0.10)        (0.07)        (0.08)
Net realized and
   unrealized gain (loss)
   on investments                          1.84          1.60          0.07          1.58         (1.90)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.78          1.56         (0.03)         1.51         (1.98)
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $     11.05   $      9.27   $      7.71   $      7.74   $      6.23
---------------------------------------------------------------------------------------------------------
Total return (ii)                          19.2%         20.2%         (0.4)%        24.2%        (24.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   152,808   $   128,816   $   121,341   $   112,031   $    97,962
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.39%         1.63%         1.58%         1.70%         1.53%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.57)%       (0.44)%       (1.23)%       (1.06)%       (1.06)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               223.23%       144.61%       157.23%       202.81%       174.83%
=========================================================================================================

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                CLASS B
                                    ----------------------------------------------------------------------
                                        For the        For the       For the       For the       For the
                                     year ended     year ended    year ended    year ended    year ended
                                    October 31,    October 31,   October 31,   October 31,   October 31,
                                           2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.62    $      7.23   $      7.31   $      5.93   $      7.88
Net investment income (loss)(i)           (0.12)         (0.09)        (0.15)        (0.11)        (0.14)
Net realized and
   unrealized gain (loss)
   on investments                          1.70           1.48          0.07          1.49         (1.81)
----------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.58           1.39         (0.08)         1.38         (1.95)
----------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $     10.20    $      8.62   $      7.23   $      7.31   $      5.93
----------------------------------------------------------------------------------------------------------
Total return (ii)                          18.3%          19.2%         (1.1)%        23.3%        (24.8)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $   179,706    $   192,976   $   228,646   $   324,292   $   342,592
----------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.14%          2.37%         2.33%         2.45%         2.28%
----------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.31)%        (1.15)%       (1.97)%       (1.82)%       (1.82)%
----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               223.23%        144.61%       157.23%       202.81%       174.83%
==========================================================================================================

                                                                  CLASS C
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $      8.61   $      7.22   $      7.31   $      5.93   $      7.87
Net investment income (loss)(i)           (0.12)        (0.09)        (0.10)        (0.11)        (0.14)
Net realized and
   unrealized gain (loss)
   on investments                          1.70          1.48          0.01          1.49         (1.80)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.58          1.39         (0.09)         1.38         (1.94)
---------------------------------------------------------------------------------------------------------
Net asset value,
   end of year                      $     10.19   $      8.61   $      7.22   $      7.31   $      5.93
---------------------------------------------------------------------------------------------------------
Total return (ii)                          18.4%         19.3%         (1.2)%        23.3%        (24.7)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    34,933   $    33,643   $    41,595   $    54,273   $    53,936
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.14%         2.37%         2.33%         2.45%         2.28%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.31)%       (1.13)%       (1.98)%       (1.81)%       (1.82)%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               223.23%       144.61%       157.23%       202.81%       174.83%
=========================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP                                             CLASS A
GROWTH FUND                       --------------------------------------------------------------------------------
                                                                                                     From 5/8/02
                                                                                                      (commence-
                                      For the          For the         For the          For the          ment of
                                   year ended       year ended      year ended       year ended   operations) to
                                  October 31,      October 31,     October 31,      October 31,       10/31/2002
                                         2006             2005            2004             2003            (iii)
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period            $     12.23      $     10.46     $      9.97      $      7.65   $        10.00
Net investment income (loss)(i)         (0.14)           (0.13)          (0.13)           (0.09)           (0.01)
Net realized and
   unrealized gain (loss)
   on investments                        2.58             2.71            0.62             2.41            (2.34)
------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.44             2.58            0.49             2.32            (2.35)
------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                       (0.75)           (0.81)             --               --               --
------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                  $     13.92      $     12.23     $     10.46      $      9.97   $         7.65
------------------------------------------------------------------------------------------------------------------
Total return (ii)                        20.8%            25.7%            4.9%            30.3%           (23.5)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)      $    33,419      $    14,389     $    10,827      $     9,932   $        7,775
------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 1.50%(iv)        1.50%(v)        1.53%(vi)        1.58%            1.89%
------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                (1.02)%          (1.13)%         (1.21)%          (1.06)%          (1.57)%
------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate              80.64%           80.54%         101.16%           83.67%           34.09%
==================================================================================================================

(i)    AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
       PERIOD.

(ii)   DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii)  RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)   AMOUNT HAS BEEN REDUCED BY 0.33% DUE TO EXPENSE REIMBURSEMENTS.

(v)    AMOUNT HAS BEEN REDUCED BY 0.17% DUE TO EXPENSE REIMBURSEMENTS.

(vi)   AMOUNT HAS BEEN REDUCED BY 0.14% DUE TO EXPENSE REIMBURSEMENTS.

(vii)  AMOUNT HAS BEEN REDUCED BY 0.31% DUE TO EXPENSE REIMBURSEMENTS.

(viii) AMOUNT HAS BEEN REDUCED BY 0.15% DUE TO EXPENSE REIMBURSEMENTS.

(ix)   AMOUNT HAS BEEN REDUCED BY 0.37% DUE TO EXPENSE REIMBURSEMENTS.

(x)    AMOUNT HAS BEEN REDUCED BY 0.16% DUE TO EXPENSE REIMBURSEMENTS.

                                                                           CLASS B
                                  ------------------------------------------------------------------------------------
                                                                                                         From 5/8/02
                                                                                                          (commence-
                                      For the            For the         For the           For the           ment of
                                   year ended         year ended      year ended        year ended    operations) to
                                  October 31,        October 31,     October 31,       October 31,        10/31/2002
                                         2006               2005            2004              2003             (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period            $     11.92        $     10.27     $      9.87       $      7.63    $        10.00
Net investment income (loss)(i))        (0.23)             (0.20)          (0.20)            (0.16)            (0.09)
Net realized and
   unrealized gain (loss)
   on investments                        2.50               2.66            0.60              2.40             (2.28)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.27               2.46            0.40              2.24             (2.37)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                       (0.75)             (0.81)             --                --                --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                  $     13.44        $     11.92     $     10.27       $      9.87    $         7.63
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                        19.8%              25.0%            4.1%             29.4%            (23.7)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)      $     7,251        $     3,262     $     2,291       $     1,205    $          269
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 2.25%(vii)         2.25%(v)        2.27%(vii)        2.37%             2.64%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                (1.77)%            (1.88)%         (1.95)%           (1.87)%           (2.32)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate              80.64%             80.54%         101.16%            83.67%            34.09%
======================================================================================================================

                                                                       CLASS C
                                  ----------------------------------------------------------------------------------
                                                                                                       From 5/8/02
                                                                                                        (commence-
                                      For the          For the         For the            For the          ment of
                                   year ended       year ended      year ended         year ended   operations) to
                                  October 31,      October 31,     October 31,        October 31,       10/31/2002
                                         2006             2005            2004               2003            (iii)
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period            $     11.92      $     10.27     $      9.86        $      7.63   $        10.00
Net investment income (loss)(i)         (0.23)           (0.20)          (0.20)             (0.16)           (0.09)
Net realized and
   unrealized gain (loss)
   on investments                        2.51             2.66            0.61               2.39            (2.28)
--------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                            2.28             2.46            0.41               2.23            (2.37)
--------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                       (0.75)           (0.81)             --                 --               --
--------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                  $     13.45      $     11.92     $     10.27        $      9.86   $         7.63
--------------------------------------------------------------------------------------------------------------------
Total return (ii)                        19.9%            25.0%            4.2%              29.2%           (23.7)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)       $    11,940      $     1,960     $     1,345        $       969   $          254
--------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 2.25%(ix)        2.25%(x)        2.28%(viii)        2.38%            2.64%
--------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                (1.79)%          (1.88)%         (1.95)%            (1.86)%          (2.32)%
--------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate              80.64%           80.54%         101.16%             83.67%           34.09%
====================================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ALGER HEALTH SCIENCES FUND                                               CLASS A
                                    ----------------------------------------------------------------------------------
                                                                                                        From 5/1/02
                                                                                                         (commence-
                                        For the           For the         For the          For the          ment of
                                     year ended        year ended      year ended       year ended   operations) to
                                    October 31,       October 31,     October 31,      October 31,       10/31/2002
                                           2006              2005            2004             2003            (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period              $     16.24       $     13.29     $     11.91      $      9.29   $        10.00
Net investment income (loss)(i)           (0.07)            (0.11)          (0.14)           (0.20)           (0.06)
Net realized and
   unrealized gain (loss)
   on investments                          2.35              3.76            1.75             2.82            (0.65)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                              2.28              3.65            1.61             2.62            (0.71)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (0.35)            (0.70)          (0.23)              --               --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                    $     18.17       $     16.24     $     13.29      $     11.91   $         9.29
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                          14.3%             28.3%           13.7%            28.2%            (7.1)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)        $   116,165       $    50,581     $    15,106      $     8,594   $          712
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.35%             1.50%(v)        1.55%(iv)        2.36%            2.15%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (0.40)%           (0.77)%         (1.04)%          (1.80)%          (1.43)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               168.87%           127.78%         202.79%          246.96%          135.82%
======================================================================================================================

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)  AMOUNT HAS BEEN REDUCED BY 0.14% DUE TO EXPENSE REIMBURSEMENTS.

(v)   AMOUNT HAS BEEN REDUCED BY 0.03% DUE TO EXPENSE REIMBURSEMENTS.

(vi)  AMOUNT HAS BEEN REDUCED BY 0.15% DUE TO EXPENSE REIMBURSEMENTS.

(vii) AMOUNT HAS BEEN REDUCED BY 0.02% DUE TO EXPENSE REIMBURSEMENTS.

(x)   AMOUNT HAS BEEN REDUCED BY 0.04% DUE TO EXPENSE REIMBURSEMENTS.

(ix)  AMOUNT HAS BEEN REDUCED BY 0.01% DUE TO EXPENSE REIMBURSEMENTS.

                                                                         CLASS B
                                    ----------------------------------------------------------------------------------
                                                                                                         From 5/1/02
                                                                                                          (commence-
                                        For the         For the           For the          For the           ment of
                                     year ended      year ended        year ended       year ended    operations) to
                                    October 31,     October 31,       October 31,      October 31,        10/31/2002
                                           2006            2005              2004             2003             (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period              $     15.83     $     13.05       $     11.78      $      9.26    $        10.00
Net investment income (loss)(i)           (0.19)          (0.22)            (0.24)           (0.28)            (0.10)
Net realized and
   unrealized gain (loss)
   on investments                          2.27            3.70              1.74             2.80             (0.64)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                              2.08            3.48              1.50             2.52             (0.74)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (0.35)          (0.70)            (0.23)              --                --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                    $     17.56     $     15.83       $     13.05      $     11.78    $         9.26
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                          13.3%           27.5%             12.9%            27.2%             (7.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)        $    22,995     $    16,244       $     7,939      $     3,620    $          325
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.10%           2.25%(vii)        2.29%(iv)        3.22%             2.91%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.15)%         (1.52)%           (1.78)%          (2.63)%           (2.18)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               168.87%         127.78%           202.79%          246.96%           135.82%
======================================================================================================================

                                                                         CLASS C
                                    ----------------------------------------------------------------------------------
                                                                                                         From 5/1/02
                                                                                                          (commence-
                                        For the           For the         For the           For the          ment of
                                     year ended        year ended      year ended        year ended   operations) to
                                    October 31,       October 31,     October 31,       October 31,       10/31/2002
                                           2006              2005            2004              2003            (iii)
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period              $     15.82       $     13.05     $     11.78       $      9.26   $        10.00
Net investment income (loss)(i)           (0.19)            (0.22)          (0.24)            (0.29)           (0.10)
Net realized and
   unrealized gain (loss)
   on investments                          2.28              3.69            1.74              2.81            (0.64)
----------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                              2.09              3.47            1.50              2.52            (0.74)
----------------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                         (0.35)            (0.70)          (0.23)               --               --
----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                    $     17.56       $     15.82     $     13.05       $     11.78   $         9.26
----------------------------------------------------------------------------------------------------------------------
Total return (ii)                          13.4%             27.4%           12.9%             27.2%            (7.4)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)        $    45,947       $    25,251     $     3,740       $     1,357   $          309
----------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.11%(ix)         2.25%(x)        2.29%(vi)         3.30%            2.90%
----------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                  (1.15)%           (1.52)%         (1.78)%           (2.69)%          (2.17)%
----------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               168.87%           127.78%         202.79%           246.96%          135.82%
======================================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER BALANCED FUND                                               CLASS A
                                    -------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     20.29   $     18.58   $     18.29   $     16.02   $     18.67
Net investment income (loss)(i)            0.23          0.22          0.10          0.13          0.27
Net realized and
   unrealized gain (loss)
   on investments                          0.84          1.70          0.36          2.43         (2.48)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              1.07          1.92          0.46          2.56         (2.21)
---------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                      (0.21)        (0.21)        (0.17)        (0.29)        (0.44)
---------------------------------------------------------------------------------------------------------
Total distributions                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     21.15   $     20.29   $     18.58   $     18.29   $     16.02
---------------------------------------------------------------------------------------------------------
Total return (ii)                           5.3%         10.4%          2.5%         16.3%        (12.2)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    43,224   $    53,415   $    68,646   $    79,387   $    78,167
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   1.32%         1.31%         1.26%         1.31%         1.28%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                   1.15%         1.15%         0.52%         0.80%         1.53%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               271.30%       218.75%       167.72%       174.97%       203.96%
=========================================================================================================



(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

                                                                   CLASS B
                                    ----------------------------------------------------------------------
                                        For the        For the       For the       For the       For the
                                     year ended     year ended    year ended    year ended    year ended
                                    October 31,    October 31,   October 31,   October 31,   October 31,
                                           2006           2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     19.81    $     18.13   $     17.86   $     15.62   $     18.17
Net investment income (loss)(i)            0.08           0.08         (0.04)         0.01          0.14
Net realized and
   unrealized gain (loss)
   on investments                          0.82           1.65          0.34          2.39         (0.44)
----------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.90           1.73          0.30          2.40         (2.30)
----------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                      (0.05)         (0.05)        (0.03)        (0.16)        (0.25)
----------------------------------------------------------------------------------------------------------
Total distributions                          --             --            --            --            --
----------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     20.66    $     19.81   $     18.13   $     17.86   $     15.62
----------------------------------------------------------------------------------------------------------
Total return (ii)                           4.5%           9.6%          1.7%         15.5%        (12.9)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    67,170    $    86,647   $   114,387   $   143,765   $   137.070
----------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.07%          2.06%         2.01%         2.06%         2.03%
----------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                   0.40%          0.41%        (0.23)%        0.05%         0.78%
----------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               271.30%        218.75%       167.72%       174.97%       203.96%
==========================================================================================================


                                                                  CLASS C
                                    ---------------------------------------------------------------------
                                        For the       For the       For the       For the       For the
                                     year ended    year ended    year ended    year ended    year ended
                                    October 31,   October 31,   October 31,   October 31,   October 31,
                                           2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                $     19.90   $     18.21   $     17.93   $     15.68   $     18.24
Net investment income (loss)(i)            0.08          0.08         (0.04)         0.01          0.14
Net realized and
   unrealized gain (loss)
   on investments                          0.82          1.66          0.35          2.39         (2.45)
---------------------------------------------------------------------------------------------------------
Total from investment
   operations                              0.90          1.74          0.31          2.40         (2.31)
---------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                      (0.05)        (0.05)        (0.03)        (0.15)        (0.25)
---------------------------------------------------------------------------------------------------------
Total distributions                       (0.05)        (0.05)        (0.03)        (0.15)        (0.25)
---------------------------------------------------------------------------------------------------------
Net asset value, end
   of year                          $     20.75   $     19.90   $     18.21   $     17.93   $     15.68
---------------------------------------------------------------------------------------------------------
Total return (ii)                           4.5%          9.5%          1.7%         15.4%        (12.9)%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)          $    22,357   $    25,421   $    34,840   $    44,801   $    45,516
---------------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                   2.07%         2.06%         2.01%         2.06%         2.03%
---------------------------------------------------------------------------------------------------------
   Ratio of net investment
      income (loss) to
      average net assets                   0.41%         0.42%        (0.23)%        0.05%         0.78%
---------------------------------------------------------------------------------------------------------
   Portfolio turnover rate               271.30%       218.75%       167.72%       174.97%       203.96%
=========================================================================================================

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ALGER CORE FIXED-INCOME FUND           CLASS A            CLASS B            CLASS C
                                  ----------------   ----------------   ----------------
                                       From 3/1/06        From 3/1/06        From 3/1/06
                                  (commencement of   (commencement of   (commencement of
                                    operations) to     operations) to     operations) to
                                    10/31/06 (iii)     10/31/06 (iii)     10/31/06 (iii)
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of period               $  10.00            $  10.00          $  10.00
Net investment income (loss)(i)          0.29                0.23              0.21
Net realized and
   unrealized gain (loss)
   on investments                       (0.03)              (0.02)             0.01
----------------------------------------------------------------------------------------
Total from investment
   operations                            0.26                0.21              0.22
----------------------------------------------------------------------------------------
Dividends from net
   investment income                    (0.30)              (0.26)            (0.26)
----------------------------------------------------------------------------------------
Net asset value,
   end of period                     $   9.96            $   9.95          $   9.96
----------------------------------------------------------------------------------------
Total return (ii)                         2.6%                2.1%              2.1%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      period (000's omitted)         $  2,916            $    315          $    424
----------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 1.00%(iv)           1.75%(v)          1.75%(vi)
----------------------------------------------------------------------------------------
   Ratio of net investment
      income to
      average net assets                 4.22%               3.68%             3.71%
----------------------------------------------------------------------------------------
Portfolio turnover rate                171.22%             171.22%           171.22%
----------------------------------------------------------------------------------------

(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(iii) RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iv)  AMOUNT HAS BEEN REDUCED BY 2.76% DUE TO EXPENSE REIMBURSEMENTS.

(v)   AMOUNT HAS BEEN REDUCED BY 3.03% DUE TO EXPENSE REIMBURSEMENT.

(vi)  AMOUNT HAS BEEN REDUCED BY 3.09% DUE TO EXPENSE REIMBURSEMENT.

--------------------------------------------------------------------------------
THE ALGER FUNDS
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


ALGER MONEY MARKET FUND
                                      For the       For the      For the       For the       For the
                                   year ended    year ended   year ended    year ended    year ended
                                  October 31,   October 31,  October 31,   October 31,   October 31,
                                         2006          2005         2004          2003          2002
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year              $      1.00   $      1.00   $     1.00   $      1.00   $      1.00
Net investment income (loss)(i)        0.0374        0.0188       0.0039        0.0033        0.0097
-----------------------------------------------------------------------------------------------------
Dividends from net
   investment income                  (0.0374)      (0.0188)     (0.0039)      (0.0033)      (0.0097)
-----------------------------------------------------------------------------------------------------
Net asset value,
   end of year                    $      1.00   $      1.00   $     1.00   $      1.00   $      1.00
-----------------------------------------------------------------------------------------------------
Total return (ii)                         3.8%          1.9%         0.4%          0.3%          1.0%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
      year (000's omitted)        $    55,068   $    61,570   $   80,528   $   115,935   $   330,213
-----------------------------------------------------------------------------------------------------
   Ratio of expenses to
      average net assets                 0.90%         0.90%        0.77%         0.82%         0.79%
-----------------------------------------------------------------------------------------------------
   Ratio of net investment
      income to
      average net assets                 3.78%         1.84%        0.37%         0.34 %        0.99%
-----------------------------------------------------------------------------------------------------


(i)   AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(ii)  DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

NOTES

NOTES

--------------------------------------------------------------------------------
FOR FUND INFORMATION:
--------------------------------------------------------------------------------


BY TELEPHONE:   (800) 992-3863


BY MAIL:        Boston Financial Data Services, Inc.
                Attn: The Alger Funds
                P.O. Box 8480
                Boston, MA 02266-8480

BY INTERNET:    Text versions of Fund documents can be downloaded
                from the following sources:


             o  THE FUNDS: http://www.alger.com
             o  SEC (EDGAR data base): http://www.sec.gov


STATEMENT OF ADDITIONAL INFORMATION


For more detailed information about the Funds and their policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://WWW.ALGER.COM or by writing to the address above. The Statement of Additional Information is on file with the SEC.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Funds' website at http://WWW.ALGER.COM or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to PUBLICINFO@SEC.GOV or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.


QUARTERLY FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://WWW.ALGER.COM or on the SEC's website at http://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at WWW.ICSDELIVERY.COM/ALGER.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


The Alger Funds
SEC File #811-1355

--------------------------------------------------------------------------------

                           THE ALGER MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                                      PROSPECTUS


                                                                   MARCH 1, 2007





As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[ALGER LOGO]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


1 RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
--------------------------------------------------------------------------------
      1 INVESTMENTS
      1 RISKS
      2 PERFORMANCE

3 FEES AND EXPENSES
--------------------------------------------------------------------------------
4 HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
4 ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
5 MANAGEMENT AND ORGANIZATION
--------------------------------------------------------------------------------
8 SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
            Distributor                                                     8
            --------------------------------------------------------------------
            Transfer Agent                                                  8
            --------------------------------------------------------------------
            Net Asset Value                                                 8
            --------------------------------------------------------------------
            Purchasing and Redeeming Fund Shares                            8
            --------------------------------------------------------------------
            Dividends and Distributions                                     9
            --------------------------------------------------------------------
10 INVESTMENT INSTRUCTIONS
--------------------------------------------------------------------------------
            To Open an Account                                             10
            --------------------------------------------------------------------
            To Make Additional Investments in an Existing Account          10
            --------------------------------------------------------------------
            To Exchange Shares of the Fund                                 11
            --------------------------------------------------------------------
            To Redeem Shares of the Fund                                   12
            --------------------------------------------------------------------
13 DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
14 OTHER INFORMATION
--------------------------------------------------------------------------------
15 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
BACK COVER: For Fund Information
--------------------------------------------------------------------------------


Fred Alger & Company, Incorporated Privacy Policy (not part of this prospectus)

--------------------------------------------------------------------------------
         INVESTMENT
FUND     OBJECTIVE*      PRINCIPAL STRATEGIES                    PRINCIPAL RISKS
--------------------------------------------------------------------------------
Alger    High current    o Invests in money market securities    o  Not insured or
Money    income            within the two highest rating            guaranteed
Market   consistent        categories
Fund     with                                                    o  Inflation risk
         preserving      o Investments include U.S. Government
         principal         securities, commercial paper,         o  Risk of lower yield
         and liquidity     certificates of deposit, time            due to investment in
                           deposits, bankers' acceptances           U.S. Government
                           and corporate bonds having less          Securities
                           than 397 days remaining until
                           maturity

* The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.


--------------------------------------------------------------------------------
RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE
--------------------------------------------------------------------------------

INVESTMENTS:
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE: THE ALGER MONEY MARKET FUND ("MONEY MARKET FUND" OR THE "FUND") SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.


PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

RISKS:
--------------------------------------------------------------------------------

Risks of investing in the Fund are:

o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

o     an investment in the Fund may not keep pace with inflation.

o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

This Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.

PERFORMANCE


--------------------------------------------------------------------------------

The following bar chart and the table beneath it give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. They assume the reinvestment of dividends and distributions. In the table, average annual returns for the Fund assume redemption at the end of each period shown. Remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------


                      ANNUAL TOTAL RETURN as of December 31 (%)
--------------------------------------------------------------------------------

                                   [BAR CHART]

     1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
--------------------------------------------------------------------------------
     4.92   4.78   4.42   5.57   3.13   0.85   0.26   0.55   2.21   4.05

BEST QUARTER:
------------------
Q4 2000     1.47%

WORST QUARTER:
------------------
Q1 2004     0.04%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------


                                                         SINCE
                                                         INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   1/11/86
--------------------------------------------------------------------------------

Money Market Fund          4.05%    1.58%     3.06%      4.71%

Seven-day yield for the period ended December 31,2006:4.11%.For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2006.


--------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)                     None

Maximum sales charge (load) on purchases
as a % of offering price                                      None

Maximum deferred sales charge (load) as
a % of purchase price or redemption
proceeds, whichever is lower                                  None

Redemption Fee
(as a percentage of amount redeemed)                         None
                                                             -----

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)
   Advisory Fees*                                              .46%*
   Distribution and/or Service (12b-1) Fees                   None
   Other Expenses                                              .44%
Total Annual Fund Operating Expenses                          0.90%
                                                             =====
--------------------------------------------------------------------------------

* Previously, Advisory Fees included 0.04% in Administrative Fees that are now included in Other Expenses.


EXAMPLE
--------------------------------------------------------------------------------

The following example, which reflects the shareholder fees and operating expenses listed previously, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Money Market Fund                           $92     $287     $498       $1,108

--------------------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The chart below is intended to reflect the annual and cumulative effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's total return over a 10-year period. The example reflects the following:

o You invest $10,000 in the Fund and hold it for the entire 10-year period and

o     Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likley to differ (higher or lower) from those shown below.

-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND           YEAR 1    YEAR 2    YEAR 3    YEAR 4    YEAR 5    YEAR 6    YEAR 7    YEAR 8    YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------
Expense Ratio                 0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
Cumulative Gross Return       5.00%    10.25%    15.76%    21.55%    27.63%    34.01%    40.71%    47.75%    55.13%    62.89%
Cumulative Net Return         4.10%     8.37%    12.81%    17.44%    22.25%    27.26%    32.48%    37.91%    43.57%    49.45%
End Investment  Balance    $10,410   $10,837   $11,281   $11,744   $12,225   $12,726   $13,248   $13,791   $14,357   $14,945
Annual Expense             $    92   $    96   $   100   $   104   $   108   $   112   $   117   $   122   $   127   $   132
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION
--------------------------------------------------------------------------------

MANAGER
--------------------------------------------------------------------------------

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/06) approximately $7.5 billion in mutual fund assets as well as $1.9 billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving the advisory contract is available in the Fund's annual report to shareholders for the fiscal year ended October 31, 2006. The Fund pays the Manager an advisory fee at the annual rate of 0.46% based on a percentage of average daily net assets.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FUND                            PORTFOLIO MANAGER(S)        SINCE
--------------------------------------------------------------------------------
Money Market Fund               John A. Curry               December 2004
--------------------------------------------------------------------------------


John A. Curry is the individual responsible for the day-to-day management of portfolio investments. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts that he manages, and his ownership of securities of the Fund that he manages.

o Mr. Curry has been employed by the Manager as a Vice President and portfolio manager since December 2004. Mr. Curry was previously Vice President at Janney Montgomery Scott, LLC from September 2003 to December 2004, prior to which he was a portfolio manager for Whitehall Asset Management's fixed-income institutional and retail assets from March 1999 to March 2003.

ADMINISTRATOR
--------------------------------------------------------------------------------


Pursuant to a separate administration agreement, the Manager also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund pays the Manager an administrative fee at the annual rate of 0.04% based on a percentage of the Fund's average daily net assets.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


On October 11, 2006, the Manager, Fred Alger & Company, Inc. ("Alger Inc." or the "Distributor"), and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission ("SEC") approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. The Manager has advised the Fund that the settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the Fund.


On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that the Manager and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005 a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by the Manager and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the 1940 Act and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by the Manager, Alger Inc., their affiliates, the funds named as defendants, includ-ing the Fund, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the 1940 Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the 1940 Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings were entered. On March 31, 2006, attorneys for the class action plaintiffs informed the district court that they had decided not to file amended complaints with respect to the plaintiffs' state law claims. Answers to the Class Action Complaint were filed by the Alger defendants on April 24, 2006.

In subsequent orders, all remaining claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against the Manager, Alger, Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of the Manager and/or Alger, Inc., and claims under Section 36(b) of the 1940 Act against the Manager, Alger, Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
--------------------------------------------------------------------------------

Fred Alger & Company, Incorporated


Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311


TRANSFER AGENT
--------------------------------------------------------------------------------

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

NET ASSET VALUE
--------------------------------------------------------------------------------

The value of one share is its "net asset value," or NAV. The NAV for the Fund is calculated as of 12:00 noon on each day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

The assets of the Fund are normally valued on the basis of amortized cost.

--------------------------------------------------------------------------------
NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS COMPUTED BY ADDING TOGETHER THE VALUE ALLOCABLE TO THE CLASS OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING APPLICABLE LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES
--------------------------------------------------------------------------------


Shares are sold at their offering price, which is the net asset value per share. You can purchase or redeem shares on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Physical share certificates are not issued for shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Payments of dividends and distributions by the Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Net investment income is taxable as ordinary income.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS: THE FOLLOWING MINIMUMS APPLY TO AN ACCOUNT IN THE FUND.
--------------------------------------------------------------------------------
                                                   INITIAL        SUBSEQUENT
                                                  INVESTMENT      INVESTMENT
--------------------------------------------------------------------------------
Regular account                                     $1,000            $50
--------------------------------------------------------------------------------
Traditional IRA                                        500             50
--------------------------------------------------------------------------------
Roth IRA                                               500             50
--------------------------------------------------------------------------------
Coverdell ESA                                          500             50
--------------------------------------------------------------------------------
SIMPLE IRA                                             500             50
--------------------------------------------------------------------------------
Keogh                                                  500             50
--------------------------------------------------------------------------------
401(k)                                                 500             50
--------------------------------------------------------------------------------
403(b)                                                 500             50
--------------------------------------------------------------------------------
Automatic Investment                                   500             50
--------------------------------------------------------------------------------
Asset-based Fee Program Accounts                       250             50
--------------------------------------------------------------------------------
Minimums may be waived in certain circumstances.

--------------------------------------------------------------------------------
INVESTMENT INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:
--------------------------------------------------------------------------------


BY MAIL: The Fund does not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Fund's website to download a prosepctus and New Account Application at WWW.ALGER.COM, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Fund's transfer agent:


      Boston Financial Data Services, Inc.
      Attn: The Alger Funds
      P.O. Box 8480
      Boston, MA 02266-8480

Overnight mail is to be sent to the Fund's transfer agent at the following address:

      Boston Financial Data Services, Inc.
      Attn: The Alger Funds
      30 Dan Road
      Canton, MA 02021


BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.


CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.


ONLINE: You can open a new account online. Go to WWW.ALGER.COM and follow the online instructions. Please be sure to first read the Fund prospectus before investing.


TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:
--------------------------------------------------------------------------------

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

      Boston Financial Data Services, Inc.
      Attn: The Alger Funds
      P.O. Box 8480
      Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the


*     Not available for Retirement Plans.

New Account Application or returning the Additional Services Form available at WWW.ALGER.COM, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at WWW.ALGER.COM or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at WWW.ALGER.COM.


*     Not available for Retirement Plans.


ONLINE: You can purchase additional shares in an existing Fund account. Go to WWW.ALGER.COM and follow the online instructions.


Mail your completed forms to Boston Financial Data Services, Inc., Attn: The Alger Funds.

TO EXCHANGE SHARES OF THE FUND:
--------------------------------------------------------------------------------


BY TELEPHONE OR ONLINE: You can exchange shares of the Fund for shares of other portfolios of The Alger Funds, The Spectra Funds or The China-U.S. Growth Fund, subject to certain restrictions. You can go to WWW.ALGER.COM, login to access your account and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class. Fund shares acquired by direct purchase may be exchanged for Class A, B, C, or N Shares of another fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of the Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another fund, but only for shares of the same class as those originally exchanged for Fund shares.

AUTOMATICALLY: The Alger Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Fund account into one or more of the other funds on the day of the month you select. The minimum monthly exchange amount is $50 per fund.


When exchanging in and out of the Fund, your confirmations and account statements will include a share class designation next to your shares of the Fund solely for operational reasons. This share class designation corresponds to the share class in the other fund that is being acquired by exchange, or that was originally purchased in the other fund prior to exchange into the Fund, and which shall be either Class A, Class B, Class C, Class N (corresponding to Class N shares that were purchased in a portfolio of The Spectra Funds). Similarly, direct investments that you make in the Fund require that you assign a share class designation -- either Class A, Class B, Class C, or Class N -- to those shares SOLELY FOR OPERATIONAL REASONS FOR PURPOSES OF TRACKING EXCHANGES.

The period of time during which an investor holds shares of the Fund that have been acquired in exchange for shares of any other fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus).


TO REDEEM SHARES OF THE FUND:
--------------------------------------------------------------------------------

BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc.,
Attn: The Alger Funds which includes:

o     account number

o     Fund name (and class, if applicable)

o     number of shares or dollar amount of redemption

o     where to send the proceeds

o     signature(s) of registered owner(s)

o     a signature guarantee is required if

      o     your redemption is for more than $25,000; or

      o you want the check sent to a different address than the one we have on file; or

      o you want the check to be made payable to someone other than the registered owners we have on file; or


      o     you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TELEREDEMPTION (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account, normally within two business days. Shares issued in certificate form are not eligible for this service. Physical share certificates are not issued for shares of the Fund.

*     Not available for Retirement Plans.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.


AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.


ONLINE: You can redeem shares from an existing Fund account. Go to WWW.ALGER.COM and follow the online instructions.

To speak to an Alger Funds Representative call (800) 992-3863.


Web address: WWW.ALGER.COM


Representatives are available to assist you with any questions you may have.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEE IS A GUARANTEE BY A FINANCIAL INSTITUTION THAT YOUR SIGNATURE IS AUTHENTIC. THE FINANCIAL INSTITUTION ACCEPTS LIABILITY FOR ANY FORGERY OR FRAUD IF THE SIGNATURE IT GUARANTEES PROVES TO BE COUNTERFEIT. IT IS AN IDEAL MEANS TO PROTECT INVESTORS AND THEIR ASSETS. A NOTARIZATION BY A NOTARY PUBLIC IS NOT AN ACCEPTABLE SUBSTITUTE.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Board of Trustees has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Fund.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Fund's shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund) are acceptable.

The Fund makes its full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Fund's fiscal quarter.

In accordance with the foregoing, the Fund provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Fund will communicate with these service providers to confirm that they understand the Fund's policies and procedures regarding such disclosure. This agreement must be approved by the Fund's Chief Compliance Officer.


The Board of Trustees periodically reviews a report disclosing the third parties to whom the Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

The Fund and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.


From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a fund, in an amount up to 1% of the value of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 1.00% annually of fund assets or 0.50% annually of fund sales attributable to that financial intermediary. Alger Inc. determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary's reputation, ability to attract and retain assets for the fund, expertise in distributing a particular class of shares of the fund, entry into target markets, and/or quality of service. In addition, Alger, Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contract your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the fund or the amount of proceeds received by the fund on the sale of shares.

REDEMPTIONS BY THE FUND. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amountor by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

The Fund and its agents reserve the right at any time to:

o     Reject or cancel all or any part of any purchase or exchange order;

o     Modify any terms or conditions of purchase of shares of the Fund;

o Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

o Suspend, change or withdraw all or any part of the offering made by this prospectus.

HOUSEHOLDING. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

--------------------------------------------------------------------------------
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


                                     ----------------------------------------------------------------
                                        For the      For the      For the      For the      For the
                                     year ended   year ended   year ended   year ended   year ended
                                    0ctober 31,  October 31,  October 31,  October 31,  October 31,
                                           2006         2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net asset value,
   beginning of year                 $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
Net investment income (i)                0.0374       0.0188       0.0039       0.0033       0.0097

Dividends from
   net investment income                (0.0374)     (0.0188)     (0.0039)     (0.0033)     (0.0097)
-----------------------------------------------------------------------------------------------------
Net asset value, end
   of year                           $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
-----------------------------------------------------------------------------------------------------
Total return                                3.8%         1.9%         0.4%         0.3%         1.0%
RATIO/SUPPLEMENTAL DATA:
   Net assets, end of
   year (000's omitted)              $   55,068   $   61,570   $   80,528   $  115,935   $  330,213
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
   average net assets                      0.90%        0.90%        0.77%        0.82%        0.79%
-----------------------------------------------------------------------------------------------------
Ratio of net investment
   income to average net assets            3.78%        1.84%        0.37%        0.34%        0.99%
=====================================================================================================


(i) AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

NOTES:

--------------------------------------------------------------------------------
FOR FUND INFORMATION:
--------------------------------------------------------------------------------

BY TELEPHONE:   (800) 992-3863
BY MAIL:        Boston Financial Data Services, Inc.
                Attn: The Alger Funds
                P.O. Box 8480
                Boston, MA 02266-8480

BY INTERNET:    Text versions of Fund documents can be downloaded
                from the following sources:

            o   THE FUND: HTTP://WWW.ALGER.COM

            o   SEC (EDGAR data base): HTTP://WWW.SEC.GOV

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number, at the Fund's website at HTTP://WWW.ALGER.COM or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You can receive free copies of these reports by calling the Fund's toll-free number, at the Fund's website at HTTP://WWW.ALGER.COM or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to PUBLICINFO@SEC.GOV or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

QUARTERLY FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Fund provides you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Fund's website. To sign up for this free service, enroll at WWW.ICSDELIVERY.COM/ALGER.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
The Alger Funds
SEC File #811-1355

STATEMENT OF                                                       MARCH 1, 2007
ADDITIONAL INFORMATION

                                 THE ALGER FUNDS

                                     CLASS A
                                     CLASS B
                                     CLASS C


================================================================================


      The Alger Funds (the "Trust") is a Massachusetts business trust, registered with the Securities and Exchange Commission (the "SEC") as an investment company, that offers interests in the following nine Funds:

                    * Alger LargeCap Growth Fund
                    * Alger MidCap Growth Fund
                    * Alger SmallCap Growth Fund
                    * Alger Capital Appreciation Fund
                    * Alger SmallCap and MidCap Growth Fund
                    * Alger Health Sciences Fund
                    * Alger Core Fixed-Income Fund
                    * Alger Balanced Fund
                    * Alger Money Market Fund

      With the exception of Alger Money Market Fund ("Money Market Fund"), which offers one class of shares that is not subject to sales charges or distribution fees, each Fund offers different classes of shares, each with a different combination of sales charges, ongoing fees and other features. Each of Alger SmallCap and MidCap Growth Fund ("SmallCap and MidCap Growth Fund"), Alger Health Sciences Fund ("Health Sciences Fund"), Alger Core Fixed-Income Fund ("Core Fixed-Income Fund") and Alger Balanced Fund ("Balanced Fund") offers three classes of shares (Class A, B and C shares), and each of Alger SmallCap Growth Fund ("SmallCap Growth Fund"), Alger MidCap Growth Fund ("MidCap Growth Fund"), Alger LargeCap Growth Fund ("LargeCap Growth Fund") and Alger Capital Appreciation Fund ("Capital Appreciation Fund") offers five classes of shares (Class A, B, C, I and R shares). Class I and R shares are expected to be offered only to institutional investors in a separate Statement of Additional Information.

      The Trust's financial statements for the year ended October 31, 2006 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and supplements information in the Prospectus dated March 1, 2007 for the Class A, B, and C shares of the Funds. It should be read together with that Prospectus which may be obtained free of charge by writing the Trust c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480, or calling (800) 992-3863, or at the Trust's website at http://www.alger.com.


                                    CONTENTS


The Funds ................................................................     2
Investment Strategies and Policies .......................................     3
Net Asset Value ..........................................................    19
Classes of Shares ........................................................    20
Purchases ................................................................    20
Redemptions ..............................................................    25
Exchanges and Conversions ................................................    28
Management ...............................................................    29
Code of Ethics ...........................................................    35
Taxes ....................................................................    35
Dividends ................................................................    36
Custodian and Transfer Agent .............................................    36
Certain Shareholders .....................................................    37
Organization .............................................................    39
Proxy Voting Policies and Procedures .....................................    40
In General ...............................................................    41
Financial Statements .....................................................    41
Appendix .................................................................   A-1


                                     [LOGO]

THE FUNDS


LARGECAP GROWTH FUND


Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. The Fund will not change this policy without 60 days notice to shareholders.


MIDCAP GROWTH FUND

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium capitalization stocks. The Fund will not change this policy without 60 days notice to shareholders.


SMALLCAP GROWTH FUND

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. The Fund will not change this policy without 60 days notice to shareholders.


CAPITAL APPRECIATION FUND


Except during temporary defensive periods, the Fund invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization. The Fund will not change this policy without 60 days notice to shareholders.


SMALLCAP AND MIDCAP GROWTH FUND

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and midsized companies. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or S&P SmallCap 600 Index, or the Russell Midcap Growth Index or S&P MidCap 400 Index, respectively, as reported by the indexes as of the most recent quarter-end. The Fund will not change this policy without 60 days notice to shareholders.

HEALTH SCIENCES FUND

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any size that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. The Fund will not change this policy without 60 days notice to shareholders.

CORE FIXED-INCOME FUND

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities. The Fund will not change this policy without 60 days notice to shareholders. These instruments will include corporate bonds, debentures and notes, U.S. Government securities, securities of foreign governments and supranational organizations, mortgage-backed securities, and asset-backed securities. The Fund may also invest in derivative instruments creating exposure to such fixed-income securities. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations ("NRSROs") or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc. ("Alger Management" or the "Manager"), the Funds' investment manager. The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Alger Management).

BALANCED FUND


The Fund invests based on combined considerations of risk, income, capital appreciation and protection of capital value. Under normal circumstances, the Fund invests in common stocks, securities convertible into common stocks, and fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper, preferred stock, and other fixed-income securities. Most of the Fund's fixed-income investments will be concentrated within the four highest rating categories by an NRSRO or, if unrated, will have been determined to be of comparable quality by Alger Management. The Fund also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any of those rating agencies or, if unrated, determined to be of comparable quality by Alger Management. Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

The Fund may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


MONEY MARKET FUND


The Fund may invest in "money market" instruments, including certificates of deposit, time deposits and bankers' acceptances; U.S. Government securities; corporate bonds having less than 397 days remaining to maturity; and commercial paper, including variable rate master demand notes. The Fund may also enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements.

The Fund will invest at least 95% of its total assets in money market securities which are rated within the highest credit category assigned by at least two NRSROs (or one NRSRO if the security is rated by only one) and will only invest in money market securities rated at the time of purchase within the two highest credit categories or, if not rated, of equivalent investment quality as determined by Alger Management. Alger Management subjects all securities eligible for investment to its own credit analysis and considers all securities purchased by the Fund to present minimal credit risks. Normally, the Fund will invest a substantial portion of its assets in U.S. Government securities.

The Fund has a policy of maintaining a stable net asset value of $1.00. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured, nor is its yield fixed. The Fund generally purchases securities which mature in 13 months or less. The average maturity of the Fund will not be greater than 90 days.


SMALLCAP AND MIDCAP GROWTH FUND, CAPITAL APPRECIATION FUND, AND HEALTH SCIENCES FUND


These Funds may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These Funds may also borrow money (leverage) for the purchase of additional securities. These Funds may borrow only from banks and may not borrow in excess of one-third of the market value of total Fund assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the net asset value of these Funds to be more volatile than the net asset value of a fund that does not engage in these activities.


INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of the Funds and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.


IN GENERAL


All of the Funds, other than Money Market Fund, Core Fixed-Income Fund and the fixed-income portion of Balanced Fund, seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. All Funds (other than Money Market Fund) may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements.

In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Balanced Fund) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods, explained further below. This amount may be higher than that maintained by other funds with similar investment objectives.

There is no guarantee that a Fund's investment objective will be achieved.

COMMON AND PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satis-fied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.


TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS

When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

* high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;

* commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);

* short-term debt obligations of corporate issuers, certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations; and

*     repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate fluctuation than longer-term debt securities.


CONVERTIBLE SECURITIES

Each Fund (other than Money Market Fund) may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.


U.S. GOVERNMENT OBLIGATIONS


Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


U.S. GOVERNMENT AGENCY SECURITIES


These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Farm Credit Bank, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation; and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.


MORTGAGE-BACKED SECURITIES (CORE FIXED-INCOME FUND AND BALANCED FUND ONLY)

These Funds may invest in mortgage-backed securities that are Agency Pass-Through Certificates, Private Pass-Throughs or collateralized mortgage obligations ("CMOs"), as defined and described below.

Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or Federal Home Loan Mortgage Commission ("FHLMC"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.


FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operation or to assist FNMA in any other manner.

FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Bank. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

The mortgage loans underlying GNMA certificates are partially- or fully-guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one-to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loan receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.


The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the credit-worthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

The Fund may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:


o In a sequential-pay CMO structure, one class is entitled to receive all principal payments and pre-payments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

o A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

o An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

o As discussed above with respect to pass-through, mortgage-backed securities, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.


o A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as, or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.


o A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.


ASSET-BACKED SECURITIES (CORE FIXED-INCOME FUND AND BALANCED FUND ONLY)


These Funds may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.


LOWER-RATED SECURITIES (CORE FIXED-INCOME FUND AND BALANCED FUND ONLY)


As indicated in the Prospectus, the Core Fixed-Income Fund and the Balanced Fund may each invest up to 10% of its net assets in fixed-income securities rated below investment grade ("high-yield securities," or "junk bonds"), provided that such securities are rated in one of the two categories just below investment grade (BB and

B of Standard & Poor's, Fitch, and Dominion, Ba and B of Moody's, bb and b of A.M. Best) by at least one NRSRO or, if unrated, are determined by Alger Management to be of equivalent quality. Such lower-rated securities may be subject to certain risks with respect to the issuer's ability to make scheduled payments of principal and interest, and to greater market fluctuations. While generally providing higher coupons or interest rates than higher-quality securities, lower-quality fixed-income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of their issuers, and exhibit greater price volatility, especially during periods of economic uncertainty or change. Lower-quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher-quality securities, which react primarily to fluctuations in the general level of interest rates. The market for lower-rated securities is generally less liquid than the market for investment-grade fixed-income securities. It may be more difficult to sell lower-rated securities in order to meet redemption requests or respond to changes in the market.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis of the issuer at the time of the rating. Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer's current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, the ratings by nationally recognized securities rating organizations do not necessarily reflect an assessment of the volatility of a security's market value or liquidity. To the extent that a Fund invests in such securities, the achievement of its investment objective may be more dependent on Alger Management's own credit analysis. If a security in which a Fund has invested is downgraded, so that it would no longer be eligible for purchase by the Fund, the Fund will not necessarily sell the security immediately; Alger Management will consider whether to retain or dispose of the security in the light of all the circumstances. See the Appendix to this SAI for a discussion of the rating categories.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.


REVERSE REPURCHASE AGREEMENTS (MONEY MARKET FUND, CORE FIXED-INCOME FUND AND BALANCED FUND)


Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. Each Fund will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. The Funds will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, a Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.


FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Fund will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS


Each Fund other than Money Market Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for a Fund to bear the expense of registration.

Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the Funds' adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

A Fund will not invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

SHORT SALES

Each Fund other than Money Market Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without fur-ther consideration for, securities of the same issue as the securities sold short.

LENDING OF FUND SECURITIES


Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Funds' Board of Trustees must terminate the loan and regain the right to vote the securities.


A Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES


Each Fund other than Money Market Fund may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund's purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, Alger Management and its affiliates and its clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on a Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. If the Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

FOREIGN DEBT SECURITIES (CORE FIXED-INCOME FUND AND BALANCED FUND)


The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.


DERIVATIVE TRANSACTIONS

Each Fund (with the exception of Money Market Fund) may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use include, but are not limited to options contracts, futures contracts, and options on futures contracts. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Alger Management, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Each Fund, as permitted, may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before a Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

OPTIONS (ALL OF THE FUNDS OTHER THAN MONEY MARKET FUND)

With the exception of Money Market Fund, all of the Funds may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. The Funds may only buy or sell options that are listed on a national securities exchange.


A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A Fund will not sell options that are not covered. A call option written by a Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is
(1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option is "covered" if the Fund maintains cash or other high-grade, short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the listed Funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in a Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate Fund securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Funds in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.


STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (SMALLCAP AND MIDCAP GROWTH FUND, CAPITAL APPRECIATION FUND, AND HEALTH SCIENCES FUND)


If a Fund utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities.

If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

A Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

BORROWING


All of the Funds may borrow from banks for temporary or emergency purposes. In addition, the SmallCap and MidCap Growth Fund, Capital Appreciation Fund and Health Sciences Fund may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. A Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

EXCHANGE-TRADED FUNDS (SMALLCAP AND MIDCAP GROWTH FUND, CORE FIXED-INCOME FUND, TECHNOLOGY FUND AND HEALTH SCIENCES FUND)


To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in "exchange-traded funds" (ETFs), registered investment companies whose shares are listed on a national stock exchange. ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs thus provide another means, in addition to futures and options on indexes, of creating or hedging securities index exposure in these Funds' investment strategies.

INVESTMENT RESTRICTIONS


The investment restrictions numbered 1 through 8 below have been adopted by the Trust with respect to each of the Funds other than LargeCap Growth Fund as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. Other than LargeCap Growth Fund, each of the Funds' investment objectives is a non-fundamental policy, which may be changed by the Board of Trustees at any time. For each Fund:

1. Except as otherwise permitted by the Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), or interpretations or mod-ifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.

2. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.

4. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

5. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

7. ALL FUNDS EXCEPT MONEY MARKET FUND AND HEALTH SCIENCES FUND:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

MONEY MARKET FUND:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC; and provided that there shall be no limit on the purchase of obligations issued by bank and thrift institutions.

HEALTH SCIENCES FUND:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC; and provided that the Fund may invest in the securities of issuers in the health sciences sector, and the group of industries that make up the health sciences sector, without limit, as contemplated by its investment strategy.

8. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction in clause (b) applies only with respect to 75% of the Fund's total assets).

The investment policies adopted by the Trust prohibit LargeCap Growth Fund, except as otherwise noted, from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Fund's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the outstanding voting securities of any one issuer or more than 10 percent of the outstanding voting securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that the Fund may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Issuing senior securities, except in connection with borrowings permitted under restriction 4.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25 percent of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

11.   Investing in commodities.

12. Investing more than 10 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

13. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

Shares of LargeCap Growth Fund, SmallCap Growth Fund and MidCap Growth Fund are registered for sale in Germany. As long as LargeCap Growth Fund, Small-Cap Growth Fund and MidCap Growth Fund are registered in Germany, these Funds, without prior approval of their shareholders, may not:

1. Invest in the securities of any other domestic or foreign investment company or investment fund or other investment vehicle which is invested according to the principle of risk-spreading, irrespective of the legal structure of such investment vehicle.

2.    Invest in participations of venture capital or private equity funds.

3. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Act, or any exemptions therefrom which may be granted by the SEC and then only for temporary purposes, and in an amount not exceeding 10% of the value of its total assets (including the amount borrowed). Any such borrowings shall be at borrowing conditions which reflect customary market standards.

4. Purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

5. Pledge or otherwise encumber or transfer by way of security or assign by way of security any asset of the Fund except in the case of borrowings which take account of the requirements under No. 3 or in the case of the provision of security in order to comply with margining or re-margining obligations in the context of the settlement of transactions in derivative instruments which are derived from securities, money market instruments, recognised financial indices, interest rates, foreign exchange rates or currencies.

6. Carry out any transactions for the account of its assets the subject of which is the sale of assets which are not comprised in the Fund's asset pool, and the Fund may only grant the right to demand delivery of assets (call option) to a third person for the account of the assets where the assets forming the object of the call option belong to the Fund's asset pool at the time of granting the option.

7. Only on a shareholder's request and if the Board of Trustees so determines, the Fund shall have the right, to satisfy redemption requests to such shareholder who so requests, in kind by allocating to the holder investments from the portfolio of assets equal in value to the value of the shares to be redeemed. The nature and type of assets to be transferred in such case shall be determined on a fair and reasonable basis and without prejudicing the interests of the other holders of shares and the valuation used shall be confirmed by a special report of the auditor of the Fund. The costs of any such transfers shall be borne by the transferee.

8. Where the purchase of shares is agreed for a period of several years, no more than one third of each payment agreed for the first year may be used to cover costs; the remaining costs shall be equally apportioned to all later payments.

In the case of a change in the laws of Germany applicable to a Fund, the Trustees have the right to adjust the above restrictions relating to the Fund's registration in Germany accordingly without the prior approval of the Fund's shareholders.


These Funds will comply with the more restrictive policies required by the German regulatory authorities, as stated above, as long as such Funds are registered in Germany.


Except in the case of the percent limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds' other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Trust's Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Funds. When a Fund and one or more other Funds or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Transactions in equity securities are in most cases effected on U. S. stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions.

These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Trust's Board of Trustees has determined that Fund transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc."), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research service. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds. During the fiscal years ended October 31, 2004 and 2005, the Fund paid an aggregate of approximately $12,132,708 and $9,572,266 in brokerage commissions, of which approximately $5,896,312 and $5,370,848 respectively, was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended October 31, 2006 are listed in the table on page 18. Alger Inc. does not engage in principal transactions with the Funds and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.

                                               BROKER COMMISSIONS
                            ---------------------------------------------------------
                                                       PAID TO ALGER INC.                 SOFT DOLLAR TRANSACTIONS
                                           ------------------------------------------   ---------------------------
                                                                            % OF
                                                            % OF        DOLLAR AMOUNT
                                                          BROKERAGE    OF TRANSACTION
                             TOTAL PAID                  COMMISSIONS      EFFECTED
                               BY THE         DOLLAR       PAID TO        THROUGH          VALUE OF
                                FUND          AMOUNT      ALGER INC.     ALGER INC.      TRANSACTIONS   COMMISSIONS
                            ------------   -----------   -----------   --------------   -------------   -----------
LargeCap Growth Fund        $  2,813,036   $ 1,680,069      59.72%         69.55%       $ 166,253,776   $   278,386
MidCap Growth Fund             4,173,271     1,957,278      46.90%         59.37%         200,850,108       447,090
SmallCap Growth Fund             694,584       222,683      32.06%         39.67%          28,023,089        78,427
Capital Appreciation Fund      1,793,882       907,680      50.60%         63.17%          63,268,148       150,114
SmallCap and MidCap
   Growth Fund                   119,192        36,147      30.33%         38.60%           1,969,114         5,086
Health Sciences Fund             647,270       248,519      38.39%         53.96%           7,795,537        17,953
Balanced Fund                    599,509       369,632      61.66%         69.36%          34,553,809        57,229
                            ------------   -----------   -----------   --------------   -------------   -----------
                            $ 10,840,744   $ 5,422,008      50.02%         62.47%       $ 502,713,581   $ 1,034,285
                            ============   ===========   ===========   ==============   =============   ===========

NET ASSET VALUE

The price of one share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of its shares outstanding. The net asset value of a share of a given class may differ from that of one or more other classes. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) or, for Money Market Fund, as of 12:00 noon Eastern time on each day the New York Stock Exchange ("NYSE") is open.

Purchases for Money Market Fund will be processed at the net asset value next calculated after your order is received and accepted. If your purchase is made by wire and is received by 12:00 noon Eastern time, your account will be credited and begin earning dividends on the day of receipt. If your wire purchase is received after 12:00 noon Eastern time, it will be credited and begin earning dividends the next business day. Exchanges are credited the day the request is received by mail or telephone, and begin earning dividends the next business day. If your purchase is made by check, and received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), it will be credited and begin earning dividends the next business day.


Purchases for the other Funds will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


The assets of the Funds other than Money Market Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the Trust's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board of Trustees.

The valuation of the securities held by Money Market Fund, as well as money market instruments with maturities of 60 days or less held by the other Funds, is based on their amortized cost which does not take into account unrealized capital gains or losses.


Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.


Money Market Fund's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of less than 397 days, as determined in accordance with the provisions of the rule, and invest only in securities determined by Alger Management, acting under the supervision of the Trust's Board of Trustees, to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.


The rule also provides that the extent of any deviation between the Fund's net asset value based on available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be monitored by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Fund to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or paying distributions from capital or capital gains, redeeming shares in kind or establishing net asset value per share by using available market quotations.


CLASSES OF SHARES


As described in the Prospectus, each of SmallCap and MidCap Growth Fund, Health Sciences Fund, Core Fixed-Income Fund and Balanced Fund offers three classes of shares (Class A, B and C shares), and each of SmallCap Growth Fund, MidCap Growth Fund, LargeCap Growth Fund and Capital Appreciation Fund offers five classes of shares (Class A, B, C, I and R shares). Class I and R shares are expected to be offered only to institutional investors in a separate prospectus. Class A Shares are generally subject to a front-end load, and Class B and Class C Shares are generally subject to a back-end load. Each of these classes of shares is subject to distribution and/or service fees. Money Market Fund offers one class of shares without a distribution fee.


CLASS A SHARES

From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

CONVERSION OF CLASS B AND CLASS C SHARES


Class B Shares, and Class C Shares purchased prior to August 1, 2000, will automatically convert to Class A Shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original Class's distribution and/or service fees. Class C Shares purchased on or after August 1, 2000 will not be eligible for conversion to Class A Shares after twelve years. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares. Because Money Market Fund is not subject to any distribution fees, the running of the applicable conversion period is suspended for any period of time in which shares received in exchange for Class B or Class C Shares are held in that Fund.


The conversion of Class B Shares and Class C Shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event under Federal income tax laws. The conversion of Class B and Class C Shares may be suspended if such an opinion is no longer available.

Conversion from one class to another is not subject to the Funds' redemption fee.

PURCHASES

Shares of the Funds are offered continuously by the Trust and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Funds pursuant to distribution agreements (the "Distribution Agreements"). Under the Distribution Agreements, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders. Each of the officers of the Trust is an "affiliated person," as defined in the Act, of the Trust and of Alger Inc.

The Funds do not accept cash or cash equivalents for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the

Custodian the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund's securities are valued each day. Shares of the Fund having an equal net asset as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

CONFIRMATIONS AND ACCOUNT STATEMENTS

All of your transactions through the Transfer Agent, Boston Financial Data Services, Inc., will be confirmed on separate written transaction confirmations (other than Automatic Investment Plan transactions) and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you.

DISTRIBUTION PLANS


As stated in the Prospectus, in connection with the distribution and shareholder servicing activities of Alger Inc. in respect of the Funds' Class A, B and C Shares, respectively, the Trust has adopted Plans (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Class B and C Plans, a portion of the distribution fee, sometimes described as an "asset-based sales charge," allows investors to buy shares with little or no initial sales charge while allowing Alger Inc. to compensate dealers that sell Class B or C shares of the Funds. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4% of the amount invested in Class B Shares and up to 1% of the amount invested in Class C Shares, and pays the asset-based sales charge as an ongoing commission to dealers on Class C Shares that have been outstanding for more than a year. For Class B Shares, Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. For Class C Shares, the asset-based sales charge is retained by Alger Inc. in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger Inc. Shareholders of each Class of each Fund (except as noted below) adopted a Plan, or approved an amendment to their Classes' Plan, in January 2007.

Each Plan also authorizes the Trust to pay Alger Inc., on behalf of each Fund, a shareholder servicing fee computed at an annual rate of up to 0.25% of the average daily net assets allocable to the Class A, Class B or Class C Shares, as the case may be, of a Fund, and such fee shall be charged only to that Class. The shareholder servicing fee is used by Alger Inc. to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger Inc. and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation will be paid by Alger Inc. to persons, including Alger Inc. employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund's Manager, Transfer Agent or other agent of the Fund.

Pursuant to the Plan for Class C Shares, each Fund pays an annual fee of 1.00% of its Class C Shares' average daily net assets to Alger Inc. In addition to the 0.25% shareholder servicing fee, Alger Inc. is paid a 0.75% fee for providing distribution services including, but not limited to, organizing and conducting sales seminars, advertising programs, payment of finders' fees, printing of prospectuses and SAIs and reports for potential investors, preparation and distribution of advertising material and sales literature, overhead, supplemental payments to dealers and other institutions as asset-based charges or as payments of commissions, and the costs of administering a Plan. No excess distribution expense is carried forward to subsequent years under the Class A or Class C Plans.

As the Funds' Class A Shares did not have a Plan for the fiscal year ended October 31, 2006, no payment information is available as of the date of this SAI. During the fiscal year ended October 31, 2006, the Funds paid approximately $1,735,000 for distribution services to Alger Inc. under the provisions of the Class C Shares' Plan, as follows:

                                                                 FEES
FUND                                                             PAID
----                                                           ---------
SmallCap Growth Fund                                           $  80,000
MidCap Growth Fund                                             $ 571,000
LargeCap Growth Fund                                           $ 311,000
SmallCap and MidCap
   Growth Fund                                                 $  48,000
Capital Appreciation Fund                                      $ 258,000
Health Sciences Fund                                           $ 283,000
Balanced Fund                                                  $ 183,000
Core Fixed-Income Fund                                         $   1,000

The Class B Shares' Plan is a "reimbursement" plan under which Alger Inc. is reimbursed for its actual distribution expenses up to 0.75% of each Fund's Class B shares average daily net assets. In addition, each Fund's Class B Shares may pay Alger Inc. a fee of up to 0.25% of their average daily net assets for the provision of shareholder services. Any contingent deferred sales charges ("CDSCs") on Class B Shares received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Under this Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 2006, the following approximate amounts were carried forward under the Class B Plan:

FUND                                                CARRYFORWARD AMOUNTS
----                                                --------------------
SmallCap Growth Fund                                    $ 13,847,000
MidCap Growth Fund                                      $ 10,785,000
LargeCap Growth Fund                                    $ 16,448,000
SmallCap and MidCap Growth Fund                         $    362,000
Capital Appreciation Fund                               $ 19,558,000
Health Sciences Fund                                    $  1,156,000
Balanced Fund                                           $  4,136,000
Core Fixed-Income Fund                                  $      2,800

During the fiscal year ended October 31, 2006, the Funds reimbursed approximately $6,317,000 for distribution services to Alger Inc. under the provisions of the Class B Shares' Plan as follows:

                                                                FEES
                                                               PAID BY
FUND                                                          THE FUND
----                                                         -----------
SmallCap Growth Fund                                         $   453,000
MidCap Growth Fund                                           $ 1,844,000
LargeCap Growth Fund                                         $ 1,834,000
SmallCap and MidCap
   Growth Fund                                               $    38,000
Capital Appreciation Fund                                    $ 1,402,000
Health Sciences Fund                                         $   155,000
Balanced Fund                                                $   590,000
Core Fixed-Income Fund                                       $     1,000

Reimbursable distribution expenses covered under the Class B Shares' Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class' shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the class; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the class; costs involved in preparing, printing and distributing sales literature for the class; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the class that the Fund deems advisable.

Historically, distribution expenses incurred by Alger Inc. have exceeded the Class B assets available for reimbursement under the Plan; it is possible that in the future the converse may be true. Distribution expenses incurred in a year in respect of Class B Shares of a Fund in excess of CDSCs received by Alger Inc. relating to redemptions of shares of the class during that year and the applicable percent of the class's average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Fund's Class B Shares on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Trust's Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.

Alger Inc. has acknowledged that payments under the Plans are subject to the approval of the Board of Trustees and that no Fund is contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger Inc. for expenses and interest thereon incurred in a prior year.


Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the class of shares of any Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days' written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more Funds, it may continue in effect with respect to the class of shares of any Fund as to which it has not been terminated, or has been renewed. Alger Inc. will provide to the Board of Trustees quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made.

Alger Inc.'s selling expenses during the fiscal year ended October 31, 2006 were as follows:


THE ALGER FUNDS--CLASS B SHARES


                                                                                        SMALLCAP    CORE
                  SMALLCAP    LARGECAP               MIDCAP       CAPITAL     HEALTH   AND MIDCAP  FIXED-
                   GROWTH      GROWTH    BALANCED    GROWTH    APPRECIATION  SCIENCES    GROWTH    INCOME   TECHNOLOGY
                    FUND        FUND       FUND       FUND         FUND        FUND       FUND      FUND       FUND        TOTAL
                 ----------  ----------  --------  ----------  ------------  --------  ----------  -------  ----------  -----------
Printing         $    9,114  $   37,326  $ 11,828  $   36,454  $     28,587  $  3,211  $      849  $     8  $       23  $   127,398
Advertising          62,050     254,135    80,530     248,201       194,636    21,863       5,778       52         156      867,401
Compensation
   to Dealers       493,840     202,396    35,961     450,417       104,425   330,073     119,382      939       1,184    1,738,617
Compensation
   to Sales
   Personnel        158,730     261,030    76,692     308,960       189,103    89,289      30,470      245         387    1,114,906
Other Marketing       4,521      18,517     5,868      18,085        14,182     1,593         421        4          11       63,201
Interest            826,413     877,647   239,302   1,205,273       602,494   506,147     178,047    1,415       1,998    4,438,737
                 ----------  ----------  --------  ----------  ------------  --------  ----------  -------  ----------  -----------
Total Selling
   Expenses      $1,554,669  $1,651,050  $450,181  $2,267,389  $  1,133,427  $952,176  $  334,947  $ 2,663  $    3,759  $ 8,350,260

THE ALGER FUNDS--CLASS C SHARES

                                                                                        SMALLCAP    CORE
                  SMALLCAP    LARGECAP               MIDCAP       CAPITAL     HEALTH   AND MIDCAP  FIXED-
                   GROWTH      GROWTH    BALANCED    GROWTH    APPRECIATION  SCIENCES    GROWTH     INCOME  TECHNOLOGY
                    FUND        FUND       FUND       FUND         FUND        FUND       FUND       FUND      FUND        TOTAL
                 ----------  ----------  --------  ----------  ------------  --------  ----------  -------  ----------  -----------
Printing         $      808  $    2,798  $  1,637  $    4,925  $      2,348  $  2,608  $      507  $     3  $       14  $    15,649
Advertising          10,230      35,397    20,716      62,320        29,705    33,000       6,420       43         171      198,002
Compensation
   to Dealers       184,977      75,811    13,470     168,712        39,114   123,635      44,717      352         443      651,232
Compensation
   to Sales
   Personnel         38,025      46,524    22,571      87,222        35,349    51,356      13,106       95         237      294,485
Other Marketing         847       2,932     1,716       5,163         2,461     2,734         532        4          14       16,403
                 ----------  ----------  --------  ----------  ------------  --------  ----------  -------  ----------  -----------
Total Selling
   Expenses      $  234,888  $  163,463  $ 60,110  $  328,342  $    108,976  $213,334  $   65,283  $   497  $      879  $ 1,175,771

Class C shares of Health Sciences Fund and Balanced Fund are not subject to the Class C Shares' Plan discussed above. These Classes are subject to a separate plan adopted pursuant to Rule 12b-1 under the 1940 Act, pursuant to which each Class pays a 0.75% distribution fee out of its assets on an ongoing basis for the sale and distribution of its shares. Class C shares of these Funds pay a 0.25% shareholder servicing fee to the Distributor for the provision of shareholder services pursuant to a separate Shareholder Servicing Agreement (discussed below). Class C shareholders of these Funds are being asked to approve the Plans discussed above and, if they approve those Plans, the Shareholder Servicing Agreement for those Classes will be terminated.

The Trust has not adopted a Plan for Money Market Fund; however, Alger Inc. or Alger Management may, from its own resources without reimbursement by the Fund, compensate dealers that have sold shares of the Fund.

SHAREHOLDER SERVICING AGREEMENT


Payments under the Shareholder Servicing Agreement are not tied exclusively to the shareholder servicing expenses actually incurred by Alger Inc. and the payments may exceed expenses actually incurred by Alger Inc. The Board of Trustees evaluates the appropriateness of the Shareholder Servicing Agreement and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Alger Inc. and the amounts it receives under the Shareholder Servicing Agreement. During the fiscal year ended October 31, 2006, the Funds paid approximately $5,180,000 to Alger Inc. under the Shareholder Servicing Agreement. Subsequently, each Class of each Fund (except as noted above) has terminated shareholder servicing payments under the Shareholder Servicing Agreement, and currently pays such fees under each Class's respective Plan.


EXPENSES OF THE FUNDS


Each Fund will bear its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class A, Class B and Class C of each Fund other than Money Market Fund may pay Alger Inc. for expenses incurred in distributing shares of that class and each such Fund may compensate Alger Inc. for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.


PURCHASES THROUGH PROCESSING ORGANIZATIONS

You can purchase and redeem shares through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund's behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in proper form, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will be set by the Processing Organization. Processing Organizations, which may include broker-dealers, banks or other financial institutions, may impose charges and restrictions in addition to or different from those applicable if you invest in the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger, Inc., or any of its affiliates.

TELEPURCHASE PRIVILEGE

The price the shareholder will receive will be the price next computed after the Transfer Agent receives the TelePurchase request from the shareholder to purchase shares. While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Class A Share purchases will remain subject to the initial sales charge.

AUTOMATIC INVESTMENT PLAN


While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the day of the month you select falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A Share purchases will remain subject to the initial sales charge.


AUTOMATIC EXCHANGE PLAN


There is no charge to shareholders for this service. A shareholder's Automatic Exchange Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. If the automatic exchange amount exceeds the Money

Market Fund balance, any remaining balance in Money Market Fund will be exchanged. Shares held in certificate form are not eligible for this service. Class A Share purchases will remain subject to the initial sales charge.


RIGHT OF ACCUMULATION (CLASS A SHARES)


Class A Shares of a Fund may be purchased by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A, Class B, and/or Class C Shares of the Funds and The China-U.S. Growth Fund, other than shares of Money Market Fund, then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


LETTER OF INTENT (CLASS A SHARES)


A Letter of Intent ("LOI") contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the sales charge table in the Prospectus includes purchases by "any person" (as defined above) of all Class A, Class B, and/or Class C Shares of the Funds (other than Money Market Fund) and The China-U.S. Growth Fund over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

Purchases made by reinvestment of dividends or distributions of capital gains do not count towards satisfying the amount of the LOI. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing any purchase orders for the investor during the LOI period. Death or disability of the shareholder will not terminate the LOI.


The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

REDEMPTIONS


You may incur a 2% redemption fee if you redeem Class A, B or C shares of any Fund other than the Money Market Fund within 30 days of having acquired them. Shareholders claiming waivers of the redemption fee must assert their status at the time of redemption.


The right of redemption of shares of a Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.


CHECK REDEMPTION PRIVILEGE (MONEY MARKET FUND)

You may redeem shares in your Money Market Fund account by writing a check for at least $500. Dividends are earned until the check clears. If you mark the appropriate box on the New Account Application and sign the signature card, the Fund will send you redemption checks. There is no charge for this privilege.

Your redemption may be increased to cover any applicable CDSC (see "Contingent Deferred Sales Charge"). If your account is not adequate to cover the amount of your check and any applicable CDSC, the check will be returned marked "insufficient funds." As a result, checks should not be used to close an account. Shares held in any Alger retirement plan are not eligible for this service.


Unless investors elect otherwise, checks drawn on jointly-owned accounts will be honored with the signature of either of the joint owners. Shareholders should be aware that use of the check redemption procedure does not give rise to a banking relationship between the shareholder and the Transfer Agent, which will be acting solely as transfer agent for the Fund; nor does it create a banking relationship between the shareholder and the Trust. When a check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Trust to redeem a sufficient number of shares from the investor's account to cover the amount of the check.

The check redemption privilege may be modified or terminated at any time by the Trust or by the Transfer Agent.

TELEPHONE REDEMPTIONS


You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. If your redemption request is received before 12:00 noon Eastern time for Money Market Fund, your redemption proceeds will generally be mailed on the next business day. Redemption requests for Funds other than Money Market Fund received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Requests received after 12:00 noon Eastern time for Money Market Fund will generally be mailed on the business day following the next business day. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signa-ture(s) guaranteed if made within 30 days of changing your address. Redemption requests made before 12:00 noon Eastern time for Money Market Fund will not receive a dividend for that day.


The Trust, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

REDEMPTIONS IN KIND

Payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

CONTINGENT DEFERRED SALES CHARGE


No CDSC is imposed on the redemption of shares of Money Market Fund, except that shares of the Fund acquired in exchange for shares of the other Funds will bear any CDSC that would apply to the exchanged shares.


With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.

Certain Class A Shares also are subject to a CDSC. Those Class A Shares purchased in an amount of $1 million or more which have not been subject to the class's initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.

For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of that Fund which result in the lowest charge, if any.


Redemptions of shares of each of the Funds are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) amounts that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. Since no charge is imposed on shares purchased and retained in Alger Money Market Fund, you may wish to consider redeeming those shares, if any, before redeeming shares that are subject to a CDSC.


WAIVERS OF SALES CHARGES

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of Alger Inc. and its affiliates,
(ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor;
(4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge;
(5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, each on behalf of their clients, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; and (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001.


Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Funds at (800) 992-3863.

CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivor-ship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an Individual Retirement Account ("IRA") following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and
(iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

SYSTEMATIC WITHDRAWAL PLAN

A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund involved. For additional information regarding the Withdrawal Plan, contact the Funds.

SIGNATURE GUARANTEES

The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

EXCHANGES AND CONVERSIONS

IN GENERAL


Except as limited below, shareholders may exchange some or all of their Fund shares for shares of another Fund or The China-U.S. Growth Fund. However, you may incur a 2% redemption fee if you exchange shares of any Fund other than Money Market Fund within 30 days (or 365 days in the case of The China-U.S. Growth Fund) of having acquired them. One class of shares may not be exchanged for another class of shares. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Money Market Fund shares and subsequent exchange to Class A Shares of any other Fund (each a "Charge Fund") would result in the imposition of an initial sales charge at the time of exchange; but if the initial purchase had been of Class A Shares in a Charge Fund, an exchange to the same class of shares of any other Fund would not result in an additional initial sales charge. No CDSC is assessed in connection with exchanges at any time. In addition, no CDSC is imposed on the redemption of reinvested dividends or capital gains distributions or on increases in the net asset value of shares of a Fund above purchase payments made with respect to that Fund during the six-year holding period for Class B Shares and the one-year holding period for Class C Shares and certain Class A Shares.

For purposes of calculating the eight-year holding periods for automatic conversion of Class B Shares to Class A Shares, shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased, provided, however, that if Class B Shares are exchanged for shares of Money Market Fund, the period during which Money Market Fund shares are held will not be included in the holding period for purposes of determining eligibility for automatic conversion, and the running of the holding period will recommence only when those shares are reexchanged for shares of the original class. The same calculation method shall be used to determine the automatic conversion of Class C Shares purchased prior to August 1, 2000, and held for 12 years.

You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares. Shares exchanged prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) from Money Market Fund to any other Fund will receive dividends from Money Market Fund for the day of the exchange. Shares of Money Market Fund received in exchange for shares of any other Fund will earn dividends beginning on the next business day after the exchange.


The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.


FOR SHAREHOLDERS MAINTAINING AN ACTIVE ACCOUNT ON OCTOBER 17, 1992. Class B Shares acquired in an exchange are deemed to have been purchased on, and continuously held since, the date on which the shares given in exchange were purchased; thus, an exchange would not affect the running of any CDSC-related holding period. No initial sales charge or CDSC would apply to an exchange of Class B Shares for shares of Money Market Fund, but redemptions of shares of that Fund acquired by exchange of Class B Shares are subject to any applicable CDSC on the same terms as the shares given in exchange. If shares of Money Market Fund are exchanged for Class B Shares, any later redemptions of those shares would be subject to any applicable CDSC based on the period of time since the shares given in exchange were purchased.

Thus, the period of time shares were held in Money Market Portfolio would be counted toward the six-year holding period.

FOR NEW SHAREHOLDERS OPENING AN ACCOUNT AFTER OCTOBER 17, 1992. Effective October 17, 1992, new shareholders of the Fund are subject to the following terms and conditions regarding the exchange of shares of the Fund's Funds. A CDSC, if any, is assessed on redemptions of Class B and Class C Shares and certain Class A Shares of the Funds and of shares of Money Market Fund that have been acquired in exchange for such shares, based solely on the period of time the shares are retained in a Fund other than Money Market Fund. Thus, the period of time shares are held in Money Market Fund will not be counted towards the holding period described above in the calculation of a CDSC.

CERTAIN MONEY MARKET FUND SHARES

Shares of Money Market Fund that have been acquired in exchange for shares of either The Spectra Funds (a mutual fund advised by Alger Management), together with Money Market Fund shares acquired through reinvestment of dividends on such shares, may be exchanged for shares of The Spectra Funds. These exchanges will be effected at the net asset values of The Spectra Funds and Money Market Fund, respectively, next determined after the exchange request is accepted, with no sales charge or transaction fee imposed. The Trust reserves the right to terminate or modify this exchange privilege upon notice to shareholders.


MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST


The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) each Fund's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of each Fund's financial statements and the independent audit thereof. The members of the Committee, which met four times during the Trust's last fiscal year, are Lester L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand. The function of the Nominating Committee is to select and nominate all candidates who are Independent Trustees for election to the Trust's Board. The Nominating Committee, which met once during the Trust's last fiscal year, is composed of all Independent Trustees.

                                                                                                           NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                         IN THE ALGER
                                                                                                        FUND COMPLEX(3)
                                                                                                           WHICH ARE
 NAME, AGE, POSITION WITH                                                                     TRUSTEE      OVERSEEN
 THE TRUST AND ADDRESS(1)                         PRINCIPAL OCCUPATIONS                        SINCE      BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(2)

Hilary M. Alger (45)          Director of Development, Pennsylvania Ballet since 2004;          2003        25
   Trustee                    Associate Director of Development, College of Arts and
                              Sciences and Graduate School, University of Virginia
                              1999-2003.

NON-INTERESTED TRUSTEES

Charles F. Baird, Jr. (53)    Managing Partner of North Castle Partners, a private equity       2000        25
   Trustee                    securities group; Chairman of Leiner Health Products,
                              Enzymatic Therapy and Caleel & Hayden (skincare business);
                              former Chairman of Elizabeth Arden Day Spas, Naked Juice,
                              Equinox (fitness company) and EAS (manufacturer of
                              nutritional products). Formerly Managing Director of AEA
                              Investors, Inc.

Roger P. Cheever (61)         Senior Associate Dean for Development in the Faculty of Arts      2000        25
   Trustee                    and Sciences at Harvard University; Formerly Deputy Director
                              of the Harvard College Fund.

Lester L. Colbert, Jr. (73)   Private investor since 1988; Formerly Chairman of the Board,      2000        25
   Trustee                    President and Chief Executive Officer of Xidex Corporation
                              (manufacturer of computer information media).

Stephen E. O'Neil (74)        Attorney. Private Investor since 1981. Formerly of Counsel to     1986        25
   Trustee                    the law firm of Kohler & Barnes.

Nathan E. Saint-Amand         Medical doctor in private practice; Member of the Board of        1986        25
   M.D. (69)                  the Manhattan Institute (non-profit policy research) since
   Trustee                    1988; Formerly Co-Chairman, Special Projects Committee,
                              Memorial Sloan Kettering.

1. The address of each Trustee is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003.

2. Ms. Alger is an "interested person"(as defined in the Act) of the Fund by virtue of her ownership control of Alger Associates, Inc. ("Alger Associates"), which indirectly controls Alger Management and its affiliates.

3. "Alger Fund Complex" refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected; each officer's term of office is one year. Each of the Trustees serves on the Boards of Trustees/Directors of the other five registered investment companies in the Fund Complex.

NAME, (AGE), POSITION WITH                                                                         OFFICER
 THE TRUST AND ADDRESS(1)    PRINCIPAL OCCUPATIONS                                                  SINCE
----------------------------------------------------------------------------------------------------------
OFFICERS(2)

Dan C. Chung (44)            President since September 2003 and Chief Investment Officer and        2001
   President                 Director since 2001 of Alger Management; President since 2003 and
                             Director since 2001 of Alger Associates, Inc. ("Associates"), Alger
                             Shareholder Services, Inc. ("Services"), Fred Alger International
                             Advisory S.A. ("International") (Director since2003) and Analysts
                             Resources, Inc. ("ARI"); Formerly Trustee of the Trust from 2001 to
                             2007.

Frederick A. Blum (53)       Chief Financial Officer, Executive Vice President and Treasurer of     1996
   Treasurer                 Alger Management Associates, ARI and Services since September 2003 and Senior Vice President prior thereto; Treasurer or Assistant
                             Treasurer, since the later of 1996 or its inception; Director of
                             SICAV and International and Chairman of the Board (and prior thereto Senior Vice President) since 2003.

Hal Liebes (42)              Executive Vice President, Chief Legal Officer, Chief Operating         2005
   Secretary                 Officer and Secretary of Alger Management. Formerly Chief
                             Compliance Officer 2004-2005, AMVESCAP PLC; U.S. General Counsel
                             1994-2002 and Global General Counsel 2002-2004, Credit Suisse Asset
                             Management.

Michael D. Martins (41)      Senior Vice President of Alger Management; Assistant Treasurer         2005
   Assistant Treasurer       since 2004. Formerly Vice President, Brown Brothers Harriman & Co.
                             1997-2004.

Lisa A. Moss (41)            Vice President and Assistant General Counsel of Alger Management       2006
   Assistant Secretary       since June 2006. Formerly Director of Merrill Lynch Investment
                             Managers, L.P. from 2005-2006; Assistant General Counsel of AIM
                             Management, Inc. from 1995-2005.

Barry J. Mullen (53)         Senior Vice President and Director of Compliance of Alger              2006
Chief Compliance             Management since May 2006. Formerly Director of BlackRock, Inc.
   Officer                   from 2005-2006; Vice President of J.P. Morgan Investment Management
                             from 1996-2004.

1. The address of each officer is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003.

2. Each officer's term of office is one year. Each officer serves in the same capacity for the other funds in the Fund Complex.

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer of the Trust. Each Fund now pays each Independent Trustee a fee of $500 for each meeting attended, to a maximum of $2,000 per annum, plus travel expenses incurred for attending the meeting. The Trustees and officers of the Trust are permitted to purchase shares of the Funds without the payment of any sales charge. Applicable sales charges are waived for these individuals because no selling effort by the Distributor, Alger Inc., is involved and in order to promote the alignment of such individuals' economic interests with the Trust.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2006. The following table provides compensation amounts paid to current Independent Trustees of the Trust for the fiscal year ended October 31, 2006. Through September 2006, the Trust paid each Independent Trustee $2,000 for each meeting attended, to a maximum of $8,000 per annum plus travel expenses for attending the meeting.

                               COMPENSATION TABLE


                            AGGREGATE
                          COMPENSATION
                              FROM         TOTAL COMPENSATION PAID TO TRUSTEES FROM
    NAME OF PERSON       THE ALGER FUNDS            THE ALGER FUND COMPLEX
    --------------       ---------------   ----------------------------------------
CHARLES F. BAIRD, JR.        $8,000                        $30,000
ROGER P. CHEEVER             $8,000                        $30,000
LESTER L. COLBERT, JR.       $8,000                        $38,000
STEPHEN E. O'NEIL            $8,000                        $44,000
NATHAN E. SAINT-AMAND        $8,000                        $44,000

The following table shows each current Trustee's beneficial ownership as of the date of this Statement of Additional Information, by dollar range, of equity securities of the Funds and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$250,000; F =
$250,001-$500,000; G = over $500,001.

None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc. The table reflects Ms. Alger's beneficial ownership of shares of the Funds, and of all Funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.

                                                   EQUITY SECURITIES OF EACH FUND
                        ------------------------------------------------------------------------------------------
                                                                                                                    AGGREGATE EQUITY
                                                                                                                     SECURITIES OF
                                                                                                                     FUNDS IN ALGER
                                  SMALLCAP AND                                                               CORE     FUND COMPLEX
   NAME OF TRUSTEE      SMALLCAP     MIDCAP     MIDCAP  LARGECAP               CAPITAL     MONEY   HEALTH   FIXED-     OVERSEEN BY
OR PORTFOLIO MANAGER     GROWTH      GROWTH     GROWTH   GROWTH   BALANCED  APPRECIATION  MARKET  SCIENCES  INCOME      TRUSTEE
----------------------  ------------------------------------------------------------------------------------------  ----------------
INTERESTED TRUSTEE

Hilary M. Alger             E           A         A        A         A            A         A         A       A             E

INDEPENDENT TRUSTEES

Charles F. Baird, Jr.       A           A         A        A         A            A         A         A       A             A
Roger P. Cheever            A           A         A        A         A            A         A         A       A             D
Lester L. Colbert, Jr.      A           A         A        C         A            A         A         A       A             C
Stephen E. O'Neil           A           A         A        A         A            A         A         A       A             A
Nathan E. Saint-Amand       A           A         A        A         A            A         A         F       A             F


INVESTMENT MANAGER


Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2006, had approximately $7.5 billion under management as well as $1.9 billion in other assets. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, is controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, each of whom owns 33% of the voting rights of Alger Management and are the daughters of Mr. Frederick M. Alger, III, the former Chairman of the Board of Alger Management and of the Trust's Board. Mr. Alger relinquished ownership control of Alger Associates and, indirectly, Alger Management in February 2007.

Alger Management serves as investment adviser to the Funds pursuant to a written agreement between the Trust, on behalf of the Funds, and Alger Management (the "Advisory Agreement"), and under the supervision of the Board of Trustees. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Funds, placing orders to purchase and sell securities on behalf of the Funds, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as each Fund's broker in effecting most of the Fund's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers who are employed by both it and the Funds. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.

The Advisory Agreement provides that if, in any fiscal year, the aggregate expenses of a Fund (exclusive of certain specified categories of expense) exceed the expense limitation of any state having jurisdiction over the Fund, Alger Management will reimburse the Fund for that excess expense to the extent required by state law. At the date of this Statement of Additional Information, there is no state expense limitation applicable to any Fund.

As compensation for its services, the Trust has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Fund:

FUND                                                 ADVISORY FEE RATE
----                                                 -----------------
SmallCap Growth Fund                                        .81%
MidCap Growth Fund                                          .76
LargeCap Growth Fund                                        .71
SmallCap and MidCap Growth Fund                             .81
Capital Appreciation Fund                                   .81
Health Sciences Fund                                        .81
Balanced Fund                                               .71
Core Fixed-Income Fund                                     .335
Money Market Fund                                           .46

During the fiscal years ended October 31, 2004, 2005 and 2006, Alger Management earned under the terms of the Management Agreements $460,000, $339,000 and $283,000, respectively, in respect of the Money Market Fund; $1,439,000, $1,420,000 and $2,042,000, respectively, in respect of the SmallCap Growth Fund; $4,056,000, $3,514,000 and $3,415,000, respectively, in respect of the LargeCap Growth Fund; $1,862,000, $1,420,000 and $1,126,000 respectively, in respect of the Balanced Fund; $5,086,000, $5,248,000 and $5,238,000, respectively, in respect of the MidCap Growth Fund; $3,830,000, $3,141,000 and $3,103,000,
respectively, in respect of the Capital Appreciation Fund; $183,000, $408,000 and $1,395,000, respectively, in respect of the Health Sciences Fund, and $117,000, $146,000 and $305,000, respectively, in respect of the SmallCap and MidCap Growth Fund. Core Fixed-Income Fund paid $13,000 in management fees for the period from inception (March 1, 2006) through October 31, 2006.

Pursuant to a separate administration agreement, Alger Management also provides administrative services to the Funds, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Fund's investment portfolio and the publication of the net asset value of each Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds' Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the Act. Each Fund pays Alger Management an administrative fee at the annual rate of .04% of the Fund's average daily net assets. Prior to September 12, 2006, the Manager provided advisory and administrative services to each Fund under a separate management agreement.


DESCRIPTION OF PORTFOLIO MANAGER COMPENSATION STRUCTURE

An Alger portfolio manager's compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for standard health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger. A portfolio manager's base salary is typically a function of the portfolio manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

o     the firm's overall financial results and profitability;

o     the firm's overall investment management performance;


o current year's and prior years' pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible; and

o     the individual's leadership contribution within the firm.


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The numbers and assets (1,000,000s) of other accounts managed by the portfolio managers of the Funds as of October 31, 2006 are as follows. No account's advisory fee is based on the performance of the account.

                      REGISTERED    OTHER POOLED
                      INVESTMENT     INVESTMENT        OTHER
                      COMPANIES       VEHICLES        ACCOUNTS
                    ------------    ------------   -------------
Dan C. Chung        13 ($3,646.3)     3 ($15.9)    20 ($1,089.3)
Kevin Collins        2   ($212.2)           --               --
John Curry           2   ($351.8)           --      1     ($5.0)
Jill Greenwald       4   ($969.3)     1  ($3.8)     1    ($60.4)
Zachary Karabell     1    ($36.8)     1  ($8.2)              --
Patrick Kelly        5   ($676.5)     2 ($94.8)    38   ($628.7)
Andrew Silverberg    2 ($1,723.8)     1  ($9.0)              --


SECURITIES OWNED BY THE PORTFOLIO MANAGERS


The following table shows each current portfolio manager's beneficial interest as of the date of this Statement of Additional Information, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E =
$100,001-$250,000; F = $250,001-$500,000; G = $500,001-$1,000,000; H=over
$1,000,000.

PORTFOLIO MANAGER         FUND                             RANGE
-----------------         ----                             -----

Dan C. Chung              MidCap Growth                      E
                          LargeCap Growth                    E
                          SmallCap & MidCap Growth           A
                          Health Sciences                    E

Kevin Collins             Balanced                           D

John Curry                Balanced                           B
                          Core Fixed-Income                  A
                          Money Market                       A

Jill Greenwald            SmallCap Growth                    E
                          SmallCap & MidCap Growth           E

Patrick Kelly             Capital Appreciation               A

Rosanne Ott               Health Sciences                    E

Joanne Sayers             Health Sciences                    C

Eric Shen                 Health Sciences                    A

Andrew Silverberg         MidCap Growth                      A


POTENTIAL CONFLICTS OF INTEREST


The portfolio managers are generally responsible for managing several accounts for several clients. In addition to the Funds and other funds advised by the Manager, these other accounts may include separate accounts, mutual funds sub-advised by Alger Management, and other investment vehicles. Moreover, the size of these accounts can vary significantly from the size of the Funds. Potential conflicts of interest exist when a portfolio manager has responsibility and makes investment decisions involving such accounts. While investment decisions for accounts are made with consideration of their respective investment objectives and constraints, availability of cash for investment, current holdings and size of investment positions, it is therefore possible that a particular security may be bought or sold for only one account, or in different amounts and at different times for different accounts. To address this conflict, the Manager has developed trade allocation policies and procedures designed to avoid action that would result in intentional an improper advantage or disadvantage to any one account managed by Alger Management. Accordingly, transactions are generally allocated among accounts in a manner believed by Alger Management to be most equitable to each account, generally using a pro-rata allocation methodology. Exceptions to pro-rata allocation are made to recognize the investment needs and particular restrictions of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate and/or not establish de minimis positions, and to accounts with specialized investment policies and objectives.


DISTRIBUTOR


Alger Inc., the corporate parent of Alger Management, serves as the Funds' principal underwriter, or distributor, and receives payments from the Funds under the Plans (see "Purchases--Distribution Plans"). It also receives brokerage commissions from the Trust (see "Investment Strategies and Policies--Fund Transactions"). During the Trust's fiscal year ended October 31, 2006, Alger Inc. retained approximately $1,517,954 in CDSCs and $31,198 in initial sales charges.

From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges ). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Trust assets or 0.50% annually of Trust sales attributable to that financial intermediary. Alger Inc. determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary's reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger Inc. has its most significant arrangements to make additional cash compensation payments are AG Edwards, Bear Stearns, Capital Investment Brokerage, CIBC World Markets, Citigroup, Goldman Sachs, Kemper Investors, Legg Mason Wood Walker, Leonard & Company, Lincoln Financial Advisors, Lincoln Investment Planning, Merrill Lynch Pierce Fenner & Smith, MetLife Securities, Morgan Stanley & Co., Oppenheimer & Co., Inc., RBC Dain Rauscher, Retirement System Distributors, Ryan Beck & Co., Scudder Distributors, Securities America, Smith Hayes Financial, UBS, USI Securities and Walnut Street Securities. In addition, Alger, Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP serves as the Trust's independent registered public accounting firm.

CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Trust's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Trust's Code of Ethics by calling the Trust toll-free at (800) 992-3863.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Funds' prospectus. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects each Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.


Payments reflecting the dividend income of a Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met. None of the dividends paid by Money Market Fund will be eligible for the dividends-received deduction.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of a Fund's net investment income and distributions of its short-term capital gains will generally be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 28 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

DIVIDENDS


Each share class will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected in writing to have all dividends and distributions paid in cash or reinvested at net asset value into the same class of shares of another identically registered Alger Fund account you have established. Dividends paid in Money Market Fund and reinvested into another Alger fund are subject to a CDSC or front-end sales charge. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge except as described above. Any dividends of Money Market Fund are declared daily and paid monthly, and any dividends of the other Funds are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class A dividends generally will be greater than those of Class B and Class C due to the higher Rule 12b-1 fees associated with Class B and Class C Shares. However, dividends paid to each class of shares in a Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.


CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian for the Trust pursuant to a custodian agreement under which it holds the Funds' assets. State Street Bank and Trust Company also serves as transfer agent for the Funds pursuant to a transfer agency agreement with transfer agent services provided by State Street's affiliate, Boston Financial Data Services, Inc. ("Boston Financial"). Under the transfer agency Agreement, Boston Financial processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust, and distributes any dividends and distributions payable by the Funds. The Trust and Alger Inc. (or its affiliates) may enter into an agreement for recordkeeping services. Similarly, the Trust, Alger Inc. (or its affiliates) and non-affiliated third-party service providers may enter into agreements for record keeping services.


Pursuant to the transfer agency agreement, Boston Financial is compensated on a per-account and, for certain transactions, a per-transaction basis. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Shareholder Services, Inc. (an affiliate of Alger Inc. and the Trust's transfer agent prior to November 22, 2004) to compensate Alger Shareholder Services Inc. on a per account basis for its liaison and administrative oversight of Boston Financial and related services. During the fiscal year ended October 31, 2006, the Funds paid approximately $703,005 to Alger Shareholder Services, Inc. under the Shareholder Administrative Services Agreement.


CERTAIN SHAREHOLDERS


The following table contains information regarding persons who own of record, five percent or more of any class of the shares of any Fund. All holdings are expressed as a percentage of a class of a Fund's outstanding shares as of February 1, 2007. Unless otherwise indicated, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

SMALLCAP GROWTH FUND -- CLASS A

Merrill Lynch FBO                                                        13.69%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

SMALLCAP GROWTH FUND -- CLASS B

W&W Asset Management GMBH                                                14.95%
Koenigsstr. 38
Stuttgart, Germany D-70173

SMALLCAP GROWTH FUND -- CLASS C

Merrill Lynch FBO                                                        27.37%*
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

LARGECAP GROWTH FUND -- CLASS A

State Street Bank & Trust                                                 7.43%
TRUSTEE FOR
Pella Corporation Employee
801 Pennsylvania Avenue
Kansas City, MO 64105
Merrill Lynch FBO                                                         9.02%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

LARGECAP GROWTH FUND -- CLASS B

W&W Asset Management GMBH                                                33.90%*
Koenigsstr. 38
Stuttgart, Germany D-70173
Merrill Lynch FBO                                                         5.93%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

LARGECAP GROWTH FUND -- CLASS C

Merrill Lynch FBO                                                        31.40%*
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

MIDCAP GROWTH FUND -- CLASS A

Merrill Lynch FBO                                                        13.05%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

MIDCAP GROWTH FUND -- CLASS B

Merrill Lynch FBO                                                        18.54%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246
W&W Asset Management GMBH                                                12.78%
Koenigsstr. 38
Stuttgart, Germany D-70173

MIDCAP GROWTH FUND -- CLASS C

Merrill Lynch FBO                                                        43.34%*
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

CAPITAL APPRECIATION FUND -- CLASS A

Merrill Lynch FBO                                                        10.16%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246
UMBSC & Co. FBO                                                           6.93%
Lifetime Achievement Fund, Inc.
PO Box 419260
Kansas City, MO 64141

CAPITAL APPRECIATION FUND -- CLASS B

Merrill Lynch FBO                                                        10.46%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

CAPITAL APPRECIATION FUND -- CLASS C

Merrill Lynch FBO                                                        19.54%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

CORE FIXED-INCOME -- CLASS A

Fred Alger Management, Inc.                                              73.46%*
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311-4041
Morgan Keegan & Company, Inc.                                            20.75%
50 North Front Street
Memphis, TN 38103-2126

* A shareholder who owns more than 25% of the voting securities of a class of shares of a Fund is deemed to "control" the Fund under the Act, and may heavily influence a shareholder vote.

CORE FIXED-INCOME -- CLASS B

Merrill Lynch FBO Its Customers                                          31.15%*
ATTN: Fund Administration
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484
Fred Alger Management, Inc.                                              19.36%
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311-4041
Donaldson Lufkin Jenrette                                                 8.65%
Securities Corporation Inc.
P.O. Box 2056
Jersey City, NJ 07302-2052
UBS Financial Services Inc. FBO                                           6.73%
UBS-FINSVC CDN FBO
Mr. Roger Fries
P.O. Box 3321
1000 Harbor Blvd.
Weehawken, NJ 07086-8154

CORE FIXED-INCOME -- CLASS C

Fred Alger Management, Inc.                                              24.47%
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311-4041
RBC Dain Rauscher Inc. FBO                                               12.09%
Gene R. Bass
Karen R. Bass
JT TEN/WROS
8328 Cemetery Rd.
Evansville, WI 53536-9311
RBC Dain Rauscher                                                         7.98%
C/O Mary Lombardi
Joan B. Wilberding
1635 Daisy Court
New Brighton, MN 55112-5215
Merrill Lynch FBO Its Customers                                           5.24%
ATTN: Fund Administration
4800 Deer Lake Drive E, 2nd Floor
Jacksonville, FL 32246-6484

BALANCED FUND -- CLASS A

Merrill Lynch FBO                                                        38.93%*
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

BALANCED FUND -- CLASS B

Merrill Lynch FBO                                                        13.57%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

BALANCED FUND -- CLASS C

Merrill Lynch FBO                                                        18.46%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

HEALTH SCIENCES FUND -- CLASS A

Minnesota Life                                                           28.59%*
400 Robert St. North AG-4105
Saint Paul, MN 55101
Merrill Lynch FBO                                                        11.11%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246
Charles Schwab & Co., Inc.                                                8.30%
ATTN: Mutual Fund Ops
101 Montgomery St.
San Francisco CA 94104-4151

HEALTH SCIENCES FUND -- CLASS B

Merrill Lynch FBO                                                        16.96%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

HEALTH SCIENCES FUND -- CLASS C

Merrill Lynch FBO                                                        32.88%*
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

SMALLCAP AND MIDCAP GROWTH FUND -- CLASS A

Mercer Trust Company TTEE FBO                                            20.26%
CDI Corporation
401(K) Savings Plan
1 Investors Way MSC N-2-E
Norwood, MA 02062-1599
Fred Alger Management, Inc.                                              15.65%
111 Fifth Avenue
New York, NY 10003
Fred Alger & Company, Incorporated                                       10.56%
30 Montgomery Street
Jersey City, NJ 07302
Merrill Lynch FBO                                                         9.10%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

SMALLCAP AND MIDCAP GROWTH FUND -- CLASS B

Fred Alger Management, Inc.                                               6.46%
111 Fifth Avenue
New York, NY 10003
Merrill Lynch FBO                                                         9.80%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

SMALLCAP AND MIDCAP GROWTH FUND -- CLASS C

Merrill Lynch FBO                                                        21.51%
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

As of February 1, 2007 the Trustees and officers of the Fund, as a group, hold less than 1% of the shares of any class of any Fund.

* A shareholder who owns more than 25% of the voting securities of a class of shares of a Fund is deemed to "control" the Fund under the Act, and may heavily influence a shareholder vote.

ORGANIZATION


The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the "Trust Agreement"). Alger Money Market Portfolio, Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. On September 29, 2000, Alger Growth Portfolio was re-named Alger LargeCap Growth Portfolio. Alger Balanced Portfolio commenced operations on June 1, 1992, Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger SmallCap and MidCap Growth Portfolio commenced operations on May 8, 2002. Alger Core Fixed-Income Fund commenced operations on March 1, 2006. The word "Alger" in the Trust's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust's license to use the word "Alger" in its name when Alger Management ceases to act as the Trust's investment manager. On December 31, 1996, Class A Shares were added to all portfolios of the Trust except Alger Money Market Portfolio. Class A shares have an initial sales charge. The previously existing shares in those portfolios, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On February 24, 2004, the names of the Trust and its portfolios were changed to their current names. The shares of Alger Money Market Fund are now denominated as Class A, Class B, Class C, or Class N SOLELY FOR OPERATIONAL REASONS effective November 22, 2004 concurrently with the engagement of Boston Financial Data Services, Inc. as the Trust's Transfer Agent. Shares of Alger Money Market Fund continue to be offered without a sales charge.

The Class A, B and C Shares differ in that: (a) each class has a different class designation; (b) the Class A Shares are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) each of Class A, B and Class C Shares (as described below) are subject to different distribution and/or service fees under the Plans; (e) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (f) the exchange privileges and conversion rights of each class differ from those of the others.


Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust's outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights, except that Class C Shares purchased prior to August 1, 2000 and all Class B Shares automatically convert to Class A Shares after specified periods. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another; see also item (e) in the preceding paragraph. Physical share certificates are not issued for shares of the Fund.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


The Funds are classified as "diversified" investment companies under the Act. A "diversified" investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government) to no more than 5% of the investment company's total assets. The Funds intended to continue to qualify as a "regulated investment companies" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.


PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of The Alger Funds has delegated authority to vote all proxies related to the Funds' portfolio securities to Alger Management, the Funds' investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Funds, and is responsible for voting proxies of all foreign and domestic securities held in the Funds. Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Alger Management delegates its proxy voting authority for all foreign and domestic securities held in the Funds to Institutional Shareholder Services, Inc. ("ISS"), a leading proxy voting service provider and registered investment adviser. ISS votes proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The predetermined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. ISS will recuse itself from voting proxies should it have a material conflict of interest with the company whose proxies are at issue. Alger Management monitors ISS' proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund.

Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Management's behalf, maintains proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Funds' proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and/on the Funds' website and on the Securities and Exchange Commission's website at http://www.sec.gov.

The following is a summary of the pre-determined voting guidelines used by Alger Management or ISS, on Alger Management's behalf, to vote proxies of securities held by the Funds.

OPERATIONAL ISSUES

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor's opinion is inaccurate.

BOARD OF DIRECTORS

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

PROXY CONTESTS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management's track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

ANTI-TAKEOVER DEFENSES

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

MERGERS AND CORPORATE RESTRUCTURINGS

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

STATE OF INCORPORATION

Proposals for changing a company's state of incorporation are evaluated on a CASE-BY-CASE basis, giving con-sideration to both financial and corporate governance concerns, including the reasons for reincorporating.

CAPITAL STRUCTURE

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed.

EXECUTIVE AND DIRECTOR COMPENSATION

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

SOCIAL AND ENVIRONMENTAL ISSUES

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

MUTUAL FUND PROXIES

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

IN GENERAL

Current performance information for the Funds may be obtained by calling the Funds at (800) 992-3863. Quoted performance may not be indicative of future performance. The performance will depend upon factors such as its expenses and the types and maturities of securities held by the Fund.


From time to time, advertisements or reports to shareholders may compare the yield or performance of a Fund with that of other mutual funds with a similar investment objective. The performance of the Fund, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely-recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indices, such as the S&P 500 Index, the Russell 2500 Growth Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the S&P MidCap 400 Index and the Lehman Brothers Intermediate U.S. Government/Credit Bond Index. In addition, evaluations of the Fund published by nationally recognized ranking services or articles regarding performance, rankings and other Fund characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Fund's performance for any future period.

From time to time, a Fund may quote the total return of its Shares in advertisements or in reports and other communications to shareholders. The net asset value of Shares is listed in THE WALL STREET JOURNAL each business day under the heading "Alger." Depending on a Fund's size, it may not be eligible to be listed. The Shares of the Funds are listed under the heading "Alger" and once a class reaches the required minimum size, the Class A, B and C Shares will be listed under the heading "Alger A, B or C," as applicable. Current total return figures may be obtained by calling Alger Funds at 800-992-3863.

In addition to material we routinely provide to shareholders, we may, upon request, make additional statistical information available regarding The Alger Funds. Such information will include, among other things, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.


FINANCIAL STATEMENTS


The Trust's audited financial statements for the year ended October 31, 2006 are contained in its Annual Report to Shareholders for that period and are hereby incorporated by reference. Copies of the Annual Report to Shareholders may be obtained by telephoning (800) 992-3863.

APPENDIX

      Description of certain rating categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies, Inc ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), Dominion Bond Rating Service Limited ("DBRS") and A. M. Best Company, Inc. ("Best").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

      The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

      The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

BOND AND LONG-TERM RATINGS S&P

      Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      S&P's BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

      Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

      Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

APPENDIX
(continued)

MOODY'S

      Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

      Moody's Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

      Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      Bonds rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

      Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch's BB-rated bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      Fitch's B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

APPENDIX
(continued)

DBRS

      Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

      Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

      Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

      Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

      Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

      Bonds rated "B" are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

A.M. Best

      The issuer of long-term debt rated aaa has, in A.M. Best's opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.

      The issuer of bb-rated long-term debt has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

                      [This Page Intentionally Left Blank]

INVESTMENT MANAGER:

Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

DISTRIBUTOR:


Fred Alger & Company, Incorporated
Harborside Financial Center
600 Plaza One
Jersey City, New Jersey 07311


TRANSFER AGENT:

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

CUSTODIAN BANK:


State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP
5 Times Square
New York, NY 10036

COUNSEL:

Hollyer Brady Barrett & Hines LLP
551 Fifth Avenue
New York, New York 10176

                    THE ALGER FUNDS

STATEMENT OF ADDITIONAL INFORMATION


                      MARCH 1, 2007


                             [LOGO]

ASAI

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

    EXHIBIT NO.                       DESCRIPTION OF EXHIBIT
    -----------                       ----------------------

        (a-1)         Agreement and Declaration of Trust. EDGAR 6/2/97 (1)

        (a-2) Certificate of Designation relating to Alger High Yield Portfolio. EDGAR 6/2/97 (3)

        (a-3) Certificate of Designation relating to Alger Income and Growth Portfolio. EDGAR 6/2/97 (3)

        (a-4) Certificate of Designation relating to Alger Balanced Portfolio. EDGAR 6/2/97 (8)

        (a-5) Certificate of Designation relating to Alger MidCap Growth Portfolio. EDGAR 6/2/97 (9)

        (a-6) Certificate of Designation relating to Alger Leveraged AllCap Portfolio. EDGAR 6/2/97 (10)

        (a-7) Certificate of Amendment relating to Alger Capital Appreciation Portfolio. EDGAR 6/2/97 (10)

        (a-8) Certificate of Termination relating to Alger Income and Growth Portfolio. EDGAR 6/2/97 (10)

        (a-9) Certificate of Amendment relating to the creation of Class A Shares. (12)

        (a-10)        Certificate of Amendment relating to Alger Growth
                      Portfolio (18)

        (a-11) Certificates of Designation relating to Alger Health Sciences Portfolio and Alger SmallCap and MidCap Portfolio.(22)

        (a-12)        Certificate of Amendment relating to changes of names (23)


        (a-13) Certificate of Designation relating to Alger Technology Fund and Alger Core Fixed-Income Fund - filed herewith.

        (a-14) Certificate of Termination relating to Alger Technology Portfolio - filed herewith.

        (b-1)         By-laws of Registrant. EDGAR 6/2/97 (1)

        (b-2)         Amended and Restated By-laws of Registrant 12/7/2004 (24)

        (c)           See Exhibits (a-1) and (b)

    EXHIBIT NO.                       DESCRIPTION OF EXHIBIT
    -----------                       ----------------------


       (d-1) Investment Advisory Agreement for Registrant, dated February 14, 2007 - filed herewith.

       (e-1)          Distribution Agreement, dated October 24, 1986 EDGAR
                      6/2/97 (6)


       (e-2)          Amendment to Distribution Agreement. [Form of] (13)

       (e-3)          Selected Dealer and Shareholder Servicing Agreement
                      EDGAR 6/2/97 (4)


       (g-1) Custodian Contract between Registrant and State Street Bank and Trust, dated July 15, 1996 EDGAR 6/2/97 (14)

       (g-2) Amendment to Custodian Contract between State Street Bank and Trust Company and the Registrant 10/29/2004 (24)

       (h-1) Shareholder Servicing Agreement between Fred Alger & Company, Incorporated and the Registrant 5/12/93 (24)

       (h-2) Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., the Registrant, et. al. effective 2/28/2005 (24)

       (h-3) Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company 11/22/2004 (24)

       (h-4) Administration Agreement for Registrant, dated September 12, 2006 - filed herewith.

       (i-1) Consent of Hollyer Brady Barrett & Hines LLP - filed herewith


       (j)            Consent of Ernst & Young LLP - filed herewith

       (l-1)          Form of Subscription Agreement EDGAR 6/2/97 (2)

       (l-2)          Purchase Agreement for Alger Balanced Portfolio EDGAR
                      6/2/97 (8)

    EXHIBIT NO.                       DESCRIPTION OF EXHIBIT
    -----------                       ----------------------

       (l-3)          Purchase Agreement for Alger MidCap Growth Portfolio EDGAR
                      6/2/97 (9)

       (l-4) Purchase Agreement for Alger Leveraged AllCap Portfolio EDGAR 6/2/97 (11)

       (l-5) Purchase Agreement for Alger Small Capitalization Portfolio (Form of) EDGAR 6/2/97 (14)

       (l-6) Purchase Agreement for Alger Growth Portfolio (Form of) EDGAR 6/2/97 (14)


       (m-1)          Plan of Distribution, dated October 24, 1986 EDGAR
                      6/2/97 (2)

       (m-2)          Plan of Distribution for Class C Shares of The Alger Fund.
                      [Form of] (13)

       (m-3)          Retirement Plans EDGAR 7/30/97 (5)


       (m-4)          Class A Distribution Plan - filed herewith.



       (n-1) Rule 18f-3 Plan for Alger SmallCap Growth Portfolio, Alger MidCap Growth Portfolio, Alger LargeCap Growth Portfolio and Alger Capital Appreciation Portfolio, dated September 12, 2006, as Amended (26).

       (p-1)          Amended and Restated Code of Ethics 5/11/2004 (24)

    EXHIBIT NO.                       DESCRIPTION OF EXHIBIT
    -----------                       ----------------------


       (q-1)          Powers of Attorney executed by Daniel C. Chung, Frederick
                      A. Blum, Hilary M. Alger, Stephen E. O'Neil, Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr. and Nathan E. Saint-Amand, M.D. - filed herewith


----------
(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on April 18, 1986.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on October 14, 1986.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed with the SEC on November 3, 1986. ("Pre-Effective Amendment No. 2").

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on May 7, 1987.

(5)    Incorporated by reference to Exhibit No. 12 to Pre-Effective Amendment
       No. 2.

(6) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on February 28, 1989.

(7) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on February 2, 1990.

(8) Incorporated by reference to Post-Effective Amendment No. 8 filed with the SEC on April 3, 1992.

(9) Incorporated by reference to Post-Effective Amendment No. 10 filed with the SEC on March 24, 1993.

(10) Incorporated by reference to Post-Effective Amendment No. 11 filed with the SEC on August 31, 1993.

(11) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC on October 29, 1993.

(12) Incorporated by reference to Post-Effective Amendment No. 22 filed with the SEC on December 20, 1996.

(13) Incorporated by reference to Post-Effective Amendment No. 24 filed with the SEC on June 2, 1997.

(14) Incorporated by reference to Post-Effective Amendment No. 26 filed with the SEC on February 25, 1997.

(15) Incorporated by reference to Post-Effective Amendment No. 27 filed with the SEC on December 24, 1998.

(16) Incorporated by reference to Post-Effective Amendment No. 28 filed with the SEC on February 26, 1999.

(17) Incorporated by reference to Post-Effective Amendment No. 31 filed with the SEC on July 21, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 32 filed with the SEC on September 29, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 33 filed with the SEC on February 28, 2001.

(20) Incorporated by reference to Post-Effective Amendment No. 35 filed with the SEC on March 1, 2002.

(21) Incorporated by reference to Post-Effective Amendment No. 37 filed with the SEC on May 1, 2002.

(22) Incorporated by reference to Post-Effective Amendment No. 38 filed with the SEC on May 8, 2002.

(23) Incorporated by reference to Post-Effective Amendment No. 40 filed with the SEC on February 27, 2004.

(24) Incorporated by reference to Post-Effective Amendment No. 41 filed with the SEC on February 18, 2005.


(25) Incorporated by reference to Post-Effective Amendment No. 44 filed with the SEC on March 1, 2006.

(26) Incorporated by reference to Post-Effective Amendment No. 46 filed with the SEC on November 11, 2006.



Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                                      None.

Item 25.  INDEMNIFICATION

         Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer orcontrolling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         Fred Alger Management, Inc. ("Alger Management"), which serves as investment manager to the Fund, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to four other open-end investment companies.

         Set forth below is the name and principal business address of each company, excluding Alger Management advised funds, for which a director or officer of Alger Management serves as a director, officer or employee:

Alger Associates, Inc.
Fred Alger International Advisory S.A.
Alger SICAV
Analysts Resources, Inc.
111 Fifth Avenue, New York, New York 10003

Fred Alger & Company, Incorporated
Alger Shareholder Services, Inc.
Harborside Financial Center, 600 Plaza One
Jersey City, New Jersey 07311

Listed below are the officers of Alger Management.

--------------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH                 OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
ALGER MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
Daniel C. Chung                        President and Director of Alger Associates, Inc., Alger Shareholder Services,
President, Chief Investment Officer    Inc. and Fred Alger International Advisory S.A.; Director of Fred Alger &
and Director                           Company, Incorporated and Analysts Resources, Inc.
--------------------------------------------------------------------------------------------------------------------
Frederick A. Blum                      Chief Financial Officer, Executive Vice President and Treasurer of Analysts
Chief Financial Officer, Executive     Resources, Inc. and Alger Shareholder Services, Inc.; Director of Alger
Vice President and Treasurer           SICAV; Executive Vice President of Alger Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
Hal Liebes                             Director, Chief Operating Officer and Secretary of Alger Shareholder
Executive Vice President, Chief        Services, Inc.; Director of Alger Associates, Inc.; Executive Vice President,
Legal Officer, Director and Secretary  Chief Legal Officer and Director of Fred Alger & Company, Incorporated
--------------------------------------------------------------------------------------------------------------------
Michael D. Martins
Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Lisa Moss
Vice President and Assistant General
Counsel
--------------------------------------------------------------------------------------------------------------------
Barry J. Mullen
Senior Vice President and Chief
Compliance Officer
--------------------------------------------------------------------------------------------------------------------

         For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of Alger
Management, reference is made to Alger Management's current Form ADV (SEC File No. 801-06709) files under the Investment Advisers Act of 1940, incorporated herein by reference.


Item 27.  PRINCIPAL UNDERWRITER


          (a) Alger Inc. acts as principal underwriter for Registrant, The Alger American Fund, The Alger Institutional Funds, The China-U.S. Growth Fund and The Spectra Funds and has acted as subscription agent for Castle Convertible Fund, Inc.

          (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

          (c)  Not applicable.


Item 28.  LOCATION OF ACCOUNTS AND RECORDS


         All accounts and records of Registrant are maintained by Mr. Frederick
A. Blum, Fred Alger & Company, Incorporated, Harborside Financial Center, 600 Plaza One, Jersey City, NJ 07311.


Item 29.  MANAGEMENT SERVICES

          Not  applicable.

Item 30.  UNDERTAKINGS

          Not  applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 26th day of February 2007.


                                         THE ALGER FUNDS


                                         By: *
                                         ---------------------------------------
                                         Dan C. Chung,
                                         President



ATTEST: /s/ Hal Liebes
----------------------------------------
            Hal Liebes, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


        *                        President                     February 26, 2007
-------------------------        (Principal Executive Officer)
Dan C. Chung


        *                        Treasurer                     February 26, 2007
-------------------------        (Chief Financial and
Frederick A. Blum                Accounting Officer)


        *                        Trustee                       February 26, 2007
-------------------------
Charles F. Baird, Jr.


        *                        Trustee                       February 26, 2007
-------------------------
Roger P. Cheever


        *                        Trustee                       February 26, 2007
-------------------------
Lester L. Colbert, Jr.


        *                        Trustee                       February 26, 2007
-------------------------
Hilary M. Alger


        *                        Trustee                       February 26, 2007
-------------------------
Nathan E. Saint-Amand


        *                        Trustee                       February 26, 2007
-------------------------
Stephen E. O'Neil


*By: /s/ Hal Liebes
--------------------------
      Hal Liebes
      Attorney-In-Fact

                                  Exhibit Index

(a-13) Certificate of Designation relating to Alger Technology Fund and Alger Core Fixed-Income Fund

(a-14)    Certificate of Termination relating to Alger Technology Portfolio

(d-1)     Investment Advisory Agreement for Registrant, dated February 14, 2007

(h-4)     Administration Agreement for Registrant, dated September 12, 2006

(i-1)     Consent of Hollyer Brady Barrett & Hines LLP

(j)       Consent of Ernst & Young LLP

(m-4)     Class A Distribution Plan

(q-1) Powers of Attorney executed by Daniel C. Chung, Frederick A. Blum, Hilary M. Alger, Stephen E. O'Neil, Charles F. Baird, Jr., Roger P. Cheever, Lester L. Colbert, Jr. and Nathan E. Saint-Amand, M.D.